UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23933
Capital Group Conservative Equity ETF
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Troy S. Tanner
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
May 31
Date of reporting period:
November 30, 2024
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
Capital Group Conservative Equity ETF
CGCV
for the period ended November 30, 2024
Stock Exchange:
NYSE Arca, Inc.
This semi-annual shareholder report contains important information about Capital Group Conservative Equity ETF (the "fund") for the period from June 25, 2024,

commencement

of

operations, to November 30, 2024. You can find additional information about the fund at
capitalgroup.com/ETF-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGCV	$ 15 *	0.33% †
*
Based on operations for the period from June 25, 2024 to November 30, 2024. Expenses for the full 6 months would be high
er.
†
Annualized.
Key fund statistics
Fund net assets (in thousands)	$ 140,966
Total number of portfolio holdings	95
Portfolio turnover rate	8%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. ETMXSRX-315-0125 © 2025 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable for filing of semi-annual reports to shareholders.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

Capital Group Equity Exchange-Traded Funds
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended November 30, 2024
Lit. No. ETGEFP2-349-0125 © 2025 Capital Group. All rights reserved.

Capital Group Conservative Equity ETFunaudited
Investment portfolio November 30, 2024

Common stocks 96.39%		Shares	Value (000)
Information technology 19.10%
	Microsoft Corp.	19,597	$8,299
	Apple, Inc.	25,811	6,126
	Broadcom, Inc.	16,236	2,632
	Accenture PLC, Class A	7,161	2,595
	Texas Instruments, Inc.	10,899	2,191
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	5,790	1,069
	Salesforce, Inc.	3,032	1,000
	Oracle Corp.	5,315	982
	Analog Devices, Inc.	4,316	941
	Amphenol Corp., Class A	7,795	566
	Intel Corp.	15,008	361
	KLA Corp.	246	159
			26,921

Financials 17.26%
	JPMorgan Chase & Co.	14,677	3,665
	PNC Financial Services Group, Inc.	8,621	1,851
	Fidelity National Information Services, Inc.	19,801	1,689
	Morgan Stanley	11,662	1,535
	Marsh & McLennan Companies, Inc.	6,554	1,529
	Visa, Inc., Class A	4,518	1,424
	Wells Fargo & Co.	18,437	1,404
	Chubb, Ltd.	4,819	1,391
	Truist Financial Corp.	28,123	1,341
	S&P Global, Inc.	2,565	1,340
	Capital One Financial Corp.	6,622	1,272
	Great-West Lifeco, Inc.	32,664	1,176
	Progressive Corp.	3,008	809
	BlackRock, Inc.	761	778
	Mastercard, Inc., Class A	1,415	754
	Blackstone, Inc.	3,831	732
	State Street Corp.	5,849	576
	East West Bancorp, Inc.	4,839	531
	Principal Financial Group, Inc.	6,067	528
			24,325

Industrials 15.45%
	RTX Corp.	42,224	5,144
	General Electric Co.	21,269	3,874
	Union Pacific Corp.	10,820	2,647
	Carrier Global Corp.	23,467	1,816
	Paychex, Inc.	9,550	1,397
	Honeywell International, Inc.	4,909	1,143
	Automatic Data Processing, Inc.	3,317	1,018
	FedEx Corp.	2,525	764
	Northrop Grumman Corp.	1,521	745
	General Dynamics Corp.	2,537	721
	BAE Systems PLC (ADR)	11,091	693
	Illinois Tool Works, Inc.	2,068	574
	TFI International, Inc.	3,062	464
	Equifax, Inc.	1,704	446
	Stanley Black & Decker, Inc.	3,793	339
			21,785

Health care 14.40%
	AbbVie, Inc.	26,600	4,866
	UnitedHealth Group, Inc.	6,368	3,886
	Abbott Laboratories	21,575	2,562
	Gilead Sciences, Inc.	21,774	2,016
	Eli Lilly and Co.	1,756	1,397
	Amgen, Inc.	3,599	1,018
	Medtronic PLC	11,359	983
	Bristol-Myers Squibb Co.	15,771	934
	CVS Health Corp.	11,482	687

Capital Group Equity Exchange-Traded Funds	1

Capital Group Conservative Equity ETF (continued)
Common stocks (continued)		Shares	Value (000)
Health care (continued)
	Thermo Fisher Scientific, Inc.	1,218	$645
	Danaher Corp.	2,281	547
	GE HealthCare Technologies, Inc.	6,087	507
	AstraZeneca PLC (ADR)	3,645	246
			20,294

Consumer staples 6.82%
	Philip Morris International, Inc.	13,330	1,774
	Mondelez International, Inc., Class A	25,614	1,664
	Constellation Brands, Inc., Class A	5,759	1,388
	General Mills, Inc.	17,444	1,156
	Hershey Co.	5,082	895
	British American Tobacco PLC (ADR)	23,543	893
	Procter & Gamble Co.	4,020	720
	PepsiCo, Inc.	4,351	711
	Nestlé SA	4,836	420
			9,621

Utilities 6.61%
	Sempra	20,484	1,919
	CenterPoint Energy, Inc.	58,451	1,907
	Constellation Energy Corp.	6,751	1,732
	DTE Energy Co.	13,117	1,650
	Southern Co. (The)	9,575	853
	Edison International	7,500	658
	Public Service Enterprise Group, Inc.	6,302	594
			9,313

Energy 4.65%
	TC Energy Corp.	26,378	1,286
	TC Energy Corp.	22,449	1,099
	Exxon Mobil Corp.	19,814	2,337
	ConocoPhillips	10,360	1,122
	EOG Resources, Inc.	5,395	719
			6,563

Consumer discretionary 4.22%
	Home Depot, Inc.	6,517	2,797
	McDonald’s Corp.	2,997	887
	Starbucks Corp.	8,445	865
	Hasbro, Inc.	10,863	708
	D.R. Horton, Inc.	4,087	690
			5,947

Materials 3.27%
	Linde PLC	5,643	2,601
	International Paper Co.	20,017	1,178
	Air Products and Chemicals, Inc.	2,478	829
			4,608

Communication services 2.37%
	Meta Platforms, Inc., Class A	4,376	2,513
	Comcast Corp., Class A	19,245	831
			3,344

Real estate 2.24%
	Welltower, Inc. REIT	8,608	1,190
	Public Storage REIT	2,062	718
	Extra Space Storage, Inc. REIT	3,746	640
	Digital Realty Trust, Inc. REIT	3,109	608
			3,156
	Total common stocks (cost: $128,337,000)		135,877

2	Capital Group Equity Exchange-Traded Funds

Capital Group Conservative Equity ETF (continued)
Short-term securities 3.47%	Shares	Value (000)
Money market investments 3.47%
Capital Group Central Cash Fund 4.65%[1,2]	48,914	$4,892
Total short-term securities (cost: $4,892,000)		4,892
Total investment securities 99.86% (cost: $133,229,000)		140,769
Other assets less liabilities 0.14%		197
Net assets 100.00%		$140,966
Investments in affiliates2

	Value at 6/25/2024[3] (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 11/30/2024 (000)	Dividend or interest income (000)
Short-term securities 3.47%
Money market investments 3.47%
Capital Group Central Cash Fund 4.65% [1]	$—	$8,567	$3,675	$— [4]	$— [4]	$4,892	$62

[1]	Rate represents the seven-day yield at 11/30/2024.
[2]	Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.
[3]	Commencement of operations.
[4]	Amount less than one thousand.

Key to abbreviation(s)
ADR = American Depositary Receipts
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

Capital Group Equity Exchange-Traded Funds	3

Capital Group Core Equity ETFunaudited
Investment portfolio November 30, 2024

Common stocks 98.88%		Shares	Value (000)
Information technology 23.22%
	Microsoft Corp.	628,116	$265,982
	Apple, Inc.	875,722	207,835
	Broadcom, Inc.	843,063	136,644
	NVIDIA Corp.	735,817	101,727
	Accenture PLC, Class A	215,170	77,971
	Texas Instruments, Inc.	276,522	55,589
	Salesforce, Inc.	129,942	42,880
	Oracle Corp.	132,529	24,497
	ServiceNow, Inc.[1]	14,847	15,581
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	79,967	14,767
	Seagate Technology Holdings PLC	105,837	10,724
	Palo Alto Networks, Inc.[1]	25,152	9,754
			963,951

Industrials 13.77%
	RTX Corp.	675,901	82,345
	Automatic Data Processing, Inc.	204,729	62,838
	General Electric Co.	299,695	54,593
	Carrier Global Corp.	630,560	48,786
	GFL Environmental, Inc., subordinate voting shares	900,858	42,430
	Airbus SE, non-registered shares	215,967	33,726
	United Rentals, Inc.	38,829	33,626
	General Dynamics Corp.	115,592	32,829
	TFI International, Inc.	213,084	32,321
	Honeywell International, Inc.	133,607	31,121
	Ingersoll-Rand, Inc.	292,208	30,439
	Woodward, Inc.	167,815	30,260
	XPO, Inc.[1]	178,210	27,161
	TransDigm Group, Inc.	12,814	16,056
	Union Pacific Corp.	53,470	13,082
			571,613

Financials 13.18%
	JPMorgan Chase & Co.	286,438	71,529
	Mastercard, Inc., Class A	133,042	70,904
	Fidelity National Information Services, Inc.	680,182	58,020
	BlackRock, Inc.	45,227	46,258
	PNC Financial Services Group, Inc.	195,521	41,982
	Capital One Financial Corp.	206,911	39,729
	S&P Global, Inc.	71,659	37,443
	Visa, Inc., Class A	85,952	27,082
	Marsh & McLennan Companies, Inc.	99,521	23,211
	Berkshire Hathaway, Inc., Class B1	46,462	22,442
	Morgan Stanley	155,440	20,458
	Wells Fargo & Co.	256,180	19,513
	Chubb, Ltd.	65,360	18,871
	Arthur J. Gallagher & Co.	46,270	14,447
	State Street Corp.	146,491	14,431
	B3 SA - Brasil, Bolsa, Balcao	6,917,695	10,725
	First Citizens BancShares, Inc., Class A	4,436	10,181
			547,226

Health care 13.02%
	UnitedHealth Group, Inc.	226,481	138,199
	Eli Lilly and Co.	84,961	67,574
	AbbVie, Inc.	346,897	63,458
	GE HealthCare Technologies, Inc.	691,292	57,529
	Abbott Laboratories	360,820	42,855
	Thermo Fisher Scientific, Inc.	79,098	41,893
	Vertex Pharmaceuticals, Inc.[1]	88,919	41,626
	Danaher Corp.	136,102	32,622

4	Capital Group Equity Exchange-Traded Funds

Capital Group Core Equity ETF (continued)
Common stocks (continued)		Shares	Value (000)
Health care (continued)
	Revvity, Inc.	265,155	$30,795
	Sanofi	162,227	15,810
	Insulet Corp.[1]	31,421	8,382
			540,743

Communication services 10.80%
	Meta Platforms, Inc., Class A	374,686	215,189
	Alphabet, Inc., Class A	648,810	109,617
	Alphabet, Inc., Class C	416,976	71,090
	Netflix, Inc.[1]	38,724	34,341
	Comcast Corp., Class A	416,925	18,007
			448,244

Consumer discretionary 10.44%
	Amazon.com, Inc.[1]	840,125	174,654
	Wyndham Hotels & Resorts, Inc.	534,713	52,498
	Tesla, Inc.[1]	118,364	40,855
	Royal Caribbean Cruises, Ltd.	167,344	40,842
	Restaurant Brands International, Inc.	462,094	32,166
	Home Depot, Inc.	68,326	29,321
	InterContinental Hotels Group PLC	186,875	23,343
	Tapestry, Inc.	274,573	17,100
	Hasbro, Inc.	182,258	11,874
	NIKE, Inc., Class B	139,996	11,027
			433,680

Consumer staples 3.40%
	British American Tobacco PLC	1,743,967	66,419
	Philip Morris International, Inc.	222,726	29,636
	Constellation Brands, Inc., Class A	73,866	17,798
	Mondelez International, Inc., Class A	220,293	14,308
	General Mills, Inc.	199,503	13,219
			141,380

Materials 3.24%
	Air Products and Chemicals, Inc.	171,638	57,384
	Freeport-McMoRan, Inc.	495,832	21,916
	Eastman Chemical Co.	204,988	21,466
	Linde PLC	44,368	20,453
	International Paper Co.	223,412	13,143
			134,362

Energy 3.17%
	Baker Hughes Co., Class A	1,158,003	50,894
	Canadian Natural Resources, Ltd. (CAD denominated)	973,961	33,055
	Exxon Mobil Corp.	226,542	26,723
	Chevron Corp.	130,171	21,079
			131,751

Utilities 2.53%
	PG&E Corp.	1,912,387	41,365
	Edison International	269,691	23,665
	CenterPoint Energy, Inc.	694,025	22,639
	Sempra	187,402	17,554
			105,223

Real estate 2.11%
	VICI Properties, Inc. REIT	1,134,340	36,991
	Equinix, Inc. REIT	36,813	36,131
	Welltower, Inc. REIT	103,432	14,292
			87,414
	Total common stocks (cost: $3,392,585,000)		4,105,587

Capital Group Equity Exchange-Traded Funds	5

Capital Group Core Equity ETF (continued)
Short-term securities 1.13%	Shares	Value (000)
Money market investments 1.13%
Capital Group Central Cash Fund 4.65%[2,3]	468,252	$46,830
Total short-term securities (cost: $46,827,000)		46,830
Total investment securities 100.01% (cost: $3,439,412,000)		4,152,417
Other assets less liabilities (0.01)%		(297)
Net assets 100.00%		$4,152,120
Investments in affiliates3

	Value at 6/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 11/30/2024 (000)	Dividend or interest income (000)
Short-term securities 1.13%
Money market investments 1.13%
Capital Group Central Cash Fund 4.65% [2]	$54,961	$437,603	$445,726	$1	$(9)	$46,830	$1,718

[1]	Security did not produce income during the last 12 months.
[2]	Rate represents the seven-day yield at 11/30/2024.
[3]	Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

6	Capital Group Equity Exchange-Traded Funds

Capital Group Dividend Growers ETFunaudited
Investment portfolio November 30, 2024

Common stocks 97.13%		Shares	Value (000)
Industrials 19.97%
	RTX Corp.	243,184	$29,627
	Broadridge Financial Solutions, Inc.	105,810	24,973
	UL Solutions, Inc., Class A	413,594	22,222
	Carrier Global Corp.	286,861	22,194
	FedEx Corp.	65,194	19,732
	Airbus SE, non-registered shares	117,467	18,344
	Paychex, Inc.	100,271	14,667
	RELX PLC	300,230	14,178
	BAE Systems PLC	860,141	13,452
	Hitachi, Ltd.	524,500	13,148
	Trinity Industries, Inc.	345,498	13,025
	Mitsubishi Corp.	753,500	12,717
	Northrop Grumman Corp.	25,267	12,372
	Ryanair Holdings PLC (ADR)	279,634	12,315
	Canadian National Railway Co. (CAD denominated)	104,736	11,695
	ITOCHU Corp.	215,400	10,629
	Norfolk Southern Corp.	35,225	9,717
			275,007

Financials 15.99%
	Morgan Stanley	198,086	26,070
	Intact Financial Corp.	132,476	25,231
	DBS Group Holdings, Ltd.	664,270	21,056
	Banca Generali SpA	440,006	20,647
	London Stock Exchange Group PLC	131,771	18,929
	Truist Financial Corp.	313,813	14,963
	Webster Financial Corp.	237,907	14,698
	JPMorgan Chase & Co.	55,959	13,974
	East West Bancorp, Inc.	126,758	13,903
	AIA Group, Ltd.	1,748,600	13,067
	KB Financial Group, Inc. (ADR)	186,054	12,825
	CME Group, Inc., Class A	43,944	10,459
	Hong Kong Exchanges and Clearing, Ltd.	150,100	5,590
	UniCredit SpA	133,045	5,123
	Ping An Insurance (Group) Company of China, Ltd., Class H	637,000	3,667
			220,202

Information technology 14.33%
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	275,184	50,815
	Broadcom, Inc.	299,331	48,516
	SAP SE	116,280	27,676
	Accenture PLC, Class A	63,222	22,910
	KLA Corp.	27,380	17,716
	Fujitsu, Ltd.	616,800	11,813
	Texas Instruments, Inc.	57,707	11,601
	MediaTek, Inc.	162,000	6,259
			197,306

Consumer staples 9.46%
	Philip Morris International, Inc.	281,599	37,470
	Imperial Brands PLC	572,361	18,742
	Danone SA	231,346	15,831
	Carlsberg A/S, Class B	146,597	15,118
	British American Tobacco PLC	363,298	13,836
	Anheuser-Busch InBev SA/NV	218,540	11,781
	Nestlé SA	125,090	10,864
	Constellation Brands, Inc., Class A	27,238	6,563
			130,205

Health care 7.95%
	UnitedHealth Group, Inc.	40,522	24,726
	Eli Lilly and Co.	22,731	18,079
	Abbott Laboratories	144,687	17,184
	Bristol-Myers Squibb Co.	247,914	14,681

Capital Group Equity Exchange-Traded Funds	7

Capital Group Dividend Growers ETF (continued)
Common stocks (continued)		Shares	Value (000)
Health care (continued)
	AstraZeneca PLC	91,554	$12,384
	Amgen, Inc.	40,993	11,596
	AbbVie, Inc.	59,234	10,836
			109,486

Utilities 7.89%
	CenterPoint Energy, Inc.	883,564	28,822
	Iberdrola, SA, non-registered shares	1,383,735	19,755
	Engie SA	1,203,206	19,208
	Edison International	201,100	17,647
	SSE PLC	744,473	16,810
	AES Corp.	493,340	6,433
			108,675

Consumer discretionary 7.18%
	Industria de Diseño Textil, SA	388,282	21,442
	Starbucks Corp.	149,894	15,358
	Tractor Supply Co.	43,962	12,471
	LVMH Moët Hennessy-Louis Vuitton SE	17,840	11,186
	YUM! Brands, Inc.	79,718	11,076
	Amadeus IT Group SA, Class A, non-registered shares	141,004	9,912
	Galaxy Entertainment Group, Ltd.	1,984,000	8,809
	Bridgestone Corp.	240,200	8,586
			98,840

Real estate 6.03%
	VICI Properties, Inc. REIT	1,003,531	32,725
	Welltower, Inc. REIT	157,502	21,764
	Rexford Industrial Realty, Inc. REIT	294,495	12,392
	Link REIT	2,119,500	9,220
	Longfor Group Holdings, Ltd.	4,952,500	6,950
			83,051

Energy 3.83%
	TotalEnergies SE	285,134	16,588
	BP PLC	2,764,368	13,553
	TC Energy Corp.	236,668	11,538
	ConocoPhillips	55,908	6,057
	Schlumberger NV	111,653	4,906
			52,642

Communication services 3.47%
	Koninklijke KPN NV	4,672,012	18,151
	T-Mobile US, Inc.	58,384	14,417
	WPP PLC	701,328	7,681
	América Móvil, SAB de CV, Class B (ADR)	509,465	7,555
			47,804

Materials 1.03%
	Vale SA (ADR), ordinary nominative shares	724,911	7,148
	Dow, Inc.	160,057	7,076
			14,224
	Total common stocks (cost: $1,246,358,000)		1,337,442

8	Capital Group Equity Exchange-Traded Funds

Capital Group Dividend Growers ETF (continued)
Short-term securities 2.72%	Shares	Value (000)
Money market investments 2.72%
Capital Group Central Cash Fund 4.65%[1,2]	374,995	$37,503
Total short-term securities (cost: $37,500,000)		37,503
Total investment securities 99.85% (cost: $1,283,858,000)		1,374,945
Other assets less liabilities 0.15%		2,024
Net assets 100.00%		$1,376,969
Investments in affiliates2

	Value at 6/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 11/30/2024 (000)	Dividend or interest income (000)
Short-term securities 2.72%
Money market investments 2.72%
Capital Group Central Cash Fund 4.65% [1]	$13,229	$168,542	$144,262	$(7)	$1	$37,503	$1,073

[1]	Rate represents the seven-day yield at 11/30/2024.
[2]	Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

Capital Group Equity Exchange-Traded Funds	9

Capital Group Dividend Value ETFunaudited
Investment portfolio November 30, 2024

Common stocks 96.12%		Shares	Value (000)
Industrials 20.61%
	Carrier Global Corp.	6,808,542	$526,777
	RTX Corp.	4,113,429	501,139
	General Electric Co.	2,583,518	470,614
	Union Pacific Corp.	976,245	238,848
	General Dynamics Corp.	710,814	201,878
	Illinois Tool Works, Inc.	533,609	148,087
	United Rentals, Inc.	170,144	147,345
	Boeing Co. (The)[1]	852,699	132,544
	Uber Technologies, Inc.[1]	1,508,898	108,580
	TFI International, Inc.	432,852	65,655
			2,541,467

Information technology 15.61%
	Microsoft Corp.	1,332,240	564,150
	Apple, Inc.	2,074,389	492,315
	Broadcom, Inc.	1,654,069	268,091
	Texas Instruments, Inc.	1,332,443	267,861
	Salesforce, Inc.	533,479	176,043
	Oracle Corp.	569,563	105,278
	Intel Corp.	2,168,979	52,164
			1,925,902

Health care 13.44%
	UnitedHealth Group, Inc.	598,553	365,237
	GE HealthCare Technologies, Inc.	3,151,166	262,240
	AbbVie, Inc.	1,182,914	216,390
	Abbott Laboratories	1,689,744	200,691
	Gilead Sciences, Inc.	2,073,628	191,976
	Amgen, Inc.	588,609	166,500
	Medtronic PLC	1,691,556	146,387
	Danaher Corp.	453,025	108,586
			1,658,007

Consumer discretionary 11.16%
	Royal Caribbean Cruises, Ltd.	1,469,028	358,531
	Las Vegas Sands Corp.	5,403,348	286,702
	McDonald’s Corp.	670,192	198,383
	D.R. Horton, Inc.	1,117,090	188,542
	TopBuild Corp.[1]	314,386	122,812
	Hasbro, Inc.	1,871,482	121,927
	Amazon.com, Inc.[1]	480,235	99,836
			1,376,733

Financials 10.19%
	American International Group, Inc.	6,126,847	471,032
	Capital One Financial Corp.	1,691,584	324,801
	JPMorgan Chase & Co.	974,094	243,251
	First Citizens BancShares, Inc., Class A	94,940	217,887
			1,256,971

Consumer staples 7.47%
	Philip Morris International, Inc.	3,179,190	423,023
	British American Tobacco PLC	8,566,097	326,240
	Coca-Cola Co.	1,416,314	90,757
	Mondelez International, Inc., Class A	1,255,588	81,551
			921,571

10	Capital Group Equity Exchange-Traded Funds

Capital Group Dividend Value ETF (continued)
Common stocks (continued)		Shares	Value (000)

Materials 6.07%
	International Paper Co.	4,284,630	$252,065
	Linde PLC	529,164	243,939
	Celanese Corp.	1,364,423	99,890
	Freeport-McMoRan, Inc.	2,190,049	96,800
	Albemarle Corp.	521,541	56,170
			748,864

Communication services 5.75%
	Meta Platforms, Inc., Class A	836,656	480,508
	Alphabet, Inc., Class A	1,356,507	229,182
			709,690

Energy 3.18%
	TC Energy Corp.	3,324,714	162,086
	Canadian Natural Resources, Ltd.	3,994,311	135,088
	EOG Resources, Inc.	712,523	94,951
			392,125

Utilities 2.64%
	PG&E Corp.	10,354,569	223,969
	Edison International	1,151,187	101,017
			324,986
	Total common stocks (cost: $9,957,658,000)		11,856,316
Short-term securities 3.82%
Money market investments 3.82%
	Capital Group Central Cash Fund 4.65%[2,3]	4,714,155	471,463
	Total short-term securities (cost: $471,442,000)		471,463
	Total investment securities 99.94% (cost: $10,429,100,000)		12,327,779
	Other assets less liabilities 0.06%		7,274
	Net assets 100.00%		$12,335,053
Investments in affiliates3

	Value at 6/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 11/30/2024 (000)	Dividend or interest income (000)
Short-term securities 3.82%
Money market investments 3.82%
Capital Group Central Cash Fund 4.65% [2]	$226,589	$1,801,169	$1,556,280	$13	$(28)	$471,463	$9,528

[1]	Security did not produce income during the last 12 months.
[2]	Rate represents the seven-day yield at 11/30/2024.
[3]	Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.
Refer to the notes to financial statements.

Capital Group Equity Exchange-Traded Funds	11

Capital Group Global Equity ETFunaudited
Investment portfolio November 30, 2024

Common stocks 96.23%		Shares	Value (000)
Industrials 20.14%
	Safran SA	6,301	$1,470
	Rolls-Royce Holdings PLC[1]	129,021	919
	GE Vernova, Inc.[1]	2,736	914
	FedEx Corp.	2,952	894
	HEICO Corp.	2,984	816
	General Electric Co.	4,392	800
	Northrop Grumman Corp.	1,523	746
	Ingersoll-Rand, Inc.	6,964	726
	ABB, Ltd.	12,528	715
	Airbus SE, non-registered shares	4,254	664
	AMETEK, Inc.	3,376	656
	Armstrong World Industries, Inc.	3,693	590
	Epiroc AB, Class A	32,234	588
	SMC Corp.	1,100	467
	Recruit Holdings Co., Ltd.	6,300	437
	DSV A/S	2,013	431
	Saia, Inc.[1]	733	417
	CSX Corp.	11,164	408
	ITOCHU Corp.	7,900	390
	United Airlines Holdings, Inc.[1]	3,863	374
	Honeywell International, Inc.	1,560	363
	RTX Corp.	2,848	347
	Axon Enterprise, Inc.[1]	496	321
	Ryanair Holdings PLC (ADR)	7,112	313
	RELX PLC	6,259	296
			15,062

Information technology 17.40%
	Broadcom, Inc.	12,602	2,042
	Microsoft Corp.	4,364	1,848
	Apple, Inc.	7,646	1,815
	SAP SE	5,168	1,230
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	5,729	1,058
	KLA Corp.	1,215	786
	Fujitsu, Ltd.	36,300	695
	Keyence Corp.	1,500	649
	Accenture PLC, Class A	1,542	559
	Analog Devices, Inc.	2,107	459
	ServiceNow, Inc.[1]	405	425
	TDK Corp.	29,000	374
	Capgemini SE	2,320	373
	Atlassian Corp., Class A1	1,239	326
	Globant SA1	1,272	290
	ASML Holding NV	122	85
			13,014

Financials 13.48%
	JPMorgan Chase & Co.	4,625	1,155
	Visa, Inc., Class A	3,200	1,008
	London Stock Exchange Group PLC	5,831	837
	Marsh & McLennan Companies, Inc.	3,129	730
	DBS Group Holdings, Ltd.	21,200	672
	Mastercard, Inc., Class A	1,252	667
	S&P Global, Inc.	1,249	653
	AIA Group, Ltd.	86,800	649
	Aon PLC, Class A	1,311	513
	Wells Fargo & Co.	6,693	510
	Hong Kong Exchanges and Clearing, Ltd.	12,000	447
	Arthur J. Gallagher & Co.	1,345	420
	Partners Group Holding AG	285	414
	Skandinaviska Enskilda Banken AB, Class A	29,128	405

12	Capital Group Equity Exchange-Traded Funds

Capital Group Global Equity ETF (continued)
Common stocks (continued)		Shares	Value (000)
Financials (continued)
	NatWest Group PLC	73,376	$377
	CME Group, Inc., Class A	1,387	330
	DNB Bank ASA	14,194	297
			10,084

Health care 12.29%
	Novo Nordisk AS, Class B	15,458	1,661
	AstraZeneca PLC	10,492	1,419
	UnitedHealth Group, Inc.	1,793	1,094
	Abbott Laboratories	8,390	997
	EssilorLuxottica SA	3,712	903
	Danaher Corp.	3,054	732
	Regeneron Pharmaceuticals, Inc.[1]	859	645
	AbbVie, Inc.	3,215	588
	Bristol-Myers Squibb Co.	7,532	446
	BeiGene, Ltd. (ADR)[1]	1,815	390
	Daiichi Sankyo Co., Ltd.	10,000	317
			9,192

Consumer discretionary 7.92%
	Hilton Worldwide Holdings, Inc.	4,759	1,206
	Industria de Diseño Textil, SA	16,640	919
	Royal Caribbean Cruises, Ltd.	3,281	801
	Amadeus IT Group SA, Class A, non-registered shares	11,160	784
	MercadoLibre, Inc.[1]	281	558
	Amazon.com, Inc.[1]	2,384	496
	LVMH Moët Hennessy-Louis Vuitton SE	657	412
	Tractor Supply Co.	1,326	376
	Hermès International	168	367
			5,919

Consumer staples 6.89%
	Philip Morris International, Inc.	6,738	897
	L’Oréal SA, non-registered shares	1,704	593
	Anheuser-Busch InBev SA/NV	10,945	590
	Nestlé SA	5,537	481
	Carlsberg A/S, Class B	4,105	423
	Costco Wholesale Corp.	415	403
	Danone SA	5,691	389
	Constellation Brands, Inc., Class A	1,490	359
	Imperial Brands PLC	10,664	349
	Keurig Dr Pepper, Inc.	10,683	349
	General Mills, Inc.	4,765	316
			5,149

Communication services 6.82%
	Alphabet, Inc., Class A	9,613	1,624
	Comcast Corp., Class A	14,898	643
	Meta Platforms, Inc., Class A	1,038	596
	Charter Communications, Inc., Class A1	1,362	541
	Electronic Arts, Inc.	3,081	504
	Nintendo Co., Ltd.	7,800	459
	Koninklijke KPN NV	114,403	445
	América Móvil, SAB de CV, Class B (ADR)	19,269	286
			5,098

Capital Group Equity Exchange-Traded Funds	13

Capital Group Global Equity ETF (continued)
Common stocks (continued)		Shares	Value (000)

Materials 4.15%
	Shin-Etsu Chemical Co., Ltd.	18,400	$683
	Air Liquide SA	3,587	597
	Freeport-McMoRan, Inc.	11,411	504
	Givaudan SA	112	494
	Sika AG	1,612	417
	Linde PLC	887	409
			3,104

Energy 3.92%
	TotalEnergies SE	18,202	1,059
	TC Energy Corp.	15,854	773
	BP PLC	118,096	579
	Chevron Corp.	3,209	519
			2,930

Utilities 2.65%
	Engie SA	39,534	631
	Edison International	5,756	505
	CenterPoint Energy, Inc.	13,937	455
	Constellation Energy Corp.	1,531	393
			1,984

Real estate 0.57%
	Equinix, Inc. REIT	436	428
	Total common stocks (cost: $68,854,000)		71,964

Short-term securities 3.66%
Money market investments 3.66%
	Capital Group Central Cash Fund 4.65%[2,3]	27,354	2,736
	Total short-term securities (cost: $2,736,000)		2,736
	Total investment securities 99.89% (cost: $71,590,000)		74,700
	Other assets less liabilities 0.11%		82
	Net assets 100.00%		$74,782
Investments in affiliates3

	Value at 6/25/2024[4] (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 11/30/2024 (000)	Dividend or interest income (000)
Short-term securities 3.66%
Money market investments 3.66%
Capital Group Central Cash Fund 4.65% [2]	$—	$7,229	$4,493	$— [5]	$— [5]	$2,736	$47

[1]	Security did not produce income during the last 12 months.
[2]	Rate represents the seven-day yield at 11/30/2024.
[3]	Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.
[4]	Commencement of operations.
[5]	Amount less than one thousand.

Key to abbreviation(s)
ADR = American Depositary Receipts

REIT = Real Estate Investment Trust

14	Capital Group Equity Exchange-Traded Funds

Capital Group Global Growth Equity ETFunaudited
Investment portfolio November 30, 2024

Common stocks 95.91%		Shares	Value (000)
Information technology 26.04%
	Microsoft Corp.	625,570	$264,904
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,348,710	249,053
	NVIDIA Corp.	1,458,400	201,624
	Broadcom, Inc.	572,125	92,730
	ASML Holding NV	126,835	88,377
	Apple, Inc.	305,442	72,490
	Synopsys, Inc.[1]	119,932	66,981
	Shopify, Inc., Class A, subordinate voting shares[1]	399,795	46,216
	Applied Materials, Inc.	195,951	34,235
	Arista Networks, Inc.[1]	78,531	31,869
	Keyence Corp.	70,300	30,405
	EPAM Systems, Inc.[1]	109,860	26,797
	NEC Corp.	282,500	24,061
	Capgemini SE	70,671	11,361
			1,241,103

Industrials 16.04%
	Safran SA	556,420	129,843
	Comfort Systems USA, Inc.	171,600	84,645
	Ingersoll-Rand, Inc.	563,052	58,653
	Schneider Electric SE	222,058	57,223
	Caterpillar, Inc.	134,347	54,560
	ITOCHU Corp.	1,087,100	53,643
	Copart, Inc.[1]	820,519	52,013
	TransDigm Group, Inc.	35,152	44,044
	Airbus SE, non-registered shares	263,826	41,200
	ASSA ABLOY AB, Class B	1,198,359	36,849
	Johnson Controls International PLC	417,398	35,003
	Ryanair Holdings PLC (ADR)	756,837	33,331
	Carrier Global Corp.	336,961	26,071
	Techtronic Industries Co., Ltd.	1,695,500	23,881
	GT Capital Holdings, Inc.	1,946,380	21,743
	Alliance Global Group, Inc.	79,922,900	11,968
			764,670

Health care 14.79%
	Novo Nordisk AS, Class B	1,246,757	133,968
	Eli Lilly and Co.	124,497	99,019
	UnitedHealth Group, Inc.	136,517	83,303
	Vertex Pharmaceuticals, Inc.[1]	148,556	69,544
	Thermo Fisher Scientific, Inc.	129,481	68,577
	AstraZeneca PLC	395,174	53,451
	Regeneron Pharmaceuticals, Inc.[1]	58,630	43,985
	Pfizer, Inc.	1,133,399	29,706
	Sanofi	302,635	29,495
	Cigna Group (The)	80,580	27,220
	Centene Corp.[1]	423,119	25,387
	Argenx SE (ADR)[1]	37,259	22,972
	Alnylam Pharmaceuticals, Inc.[1]	71,396	18,068
			704,695

Consumer discretionary 13.92%
	Chipotle Mexican Grill, Inc.[1]	1,415,025	87,052
	LVMH Moët Hennessy-Louis Vuitton SE	131,343	82,358
	Amazon.com, Inc.[1]	344,560	71,631
	Booking Holdings, Inc.	13,108	68,188
	Prosus NV, Class N	1,546,162	63,079
	Renault SA	1,032,206	44,274
	Trip.com Group, Ltd. (ADR)[1]	679,757	43,946
	InterContinental Hotels Group PLC	312,725	39,063
	MGM China Holdings, Ltd.	27,038,188	33,913
	MercadoLibre, Inc.[1]	16,946	33,641
	Home Depot, Inc.	67,991	29,177

Capital Group Equity Exchange-Traded Funds	15

Capital Group Global Growth Equity ETF (continued)
Common stocks (continued)		Shares	Value (000)
Consumer discretionary (continued)
	Starbucks Corp.	231,456	$23,715
	Evolution AB	249,960	21,849
	lululemon athletica, Inc.[1]	66,740	21,401
			663,287

Financials 12.40%
	3i Group PLC	1,795,419	84,878
	Fiserv, Inc.[1]	377,998	83,523
	Aon PLC, Class A	174,012	68,133
	AXA SA	1,914,877	66,834
	Visa, Inc., Class A	166,168	52,356
	Blackstone, Inc.	244,572	46,735
	Tradeweb Markets, Inc., Class A	280,361	37,989
	Citigroup, Inc.	535,785	37,971
	Axis Bank, Ltd.	2,762,409	37,149
	Société Générale	1,029,061	27,330
	Prudential PLC	3,266,770	26,724
	Banco Bilbao Vizcaya Argentaria, SA	2,243,130	21,213
			590,835

Communication services 4.82%
	Alphabet, Inc., Class A	734,427	124,081
	Meta Platforms, Inc., Class A	149,942	86,115
	Publicis Groupe SA	181,311	19,706
			229,902

Energy 3.22%
	Canadian Natural Resources, Ltd. (CAD denominated)	2,453,146	83,258
	Schlumberger NV	998,929	43,893
	Reliance Industries, Ltd.	1,708,009	26,120
			153,271

Consumer staples 2.57%
	Monster Beverage Corp.[1]	671,560	37,023
	Philip Morris International, Inc.	232,364	30,918
	British American Tobacco PLC	772,323	29,414
	Nestlé SA	292,072	25,367
			122,722

Materials 2.11%
	Linde PLC	188,359	86,832
	First Quantum Minerals, Ltd.[1]	1,013,298	13,844
			100,676
	Total common stocks (cost: $3,838,354,000)		4,571,161
Preferred securities 0.89%
Information technology 0.89%
	Samsung Electronics Co., Ltd., nonvoting preferred shares	1,279,702	42,380
	Total preferred securities (cost: $56,237,000)		42,380

16	Capital Group Equity Exchange-Traded Funds

Capital Group Global Growth Equity ETF (continued)
Short-term securities 3.09%	Shares	Value (000)
Money market investments 3.09%
Capital Group Central Cash Fund 4.65%[2,3]	1,473,189	$147,333
Total short-term securities (cost: $147,333,000)		147,333
Total investment securities 99.89% (cost: $4,041,924,000)		4,760,874
Other assets less liabilities 0.11%		5,441
Net assets 100.00%		$4,766,315
Investments in affiliates3

	Value at 6/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 11/30/2024 (000)	Dividend or interest income (000)
Short-term securities 3.09%
Money market investments 3.09%
Capital Group Central Cash Fund 4.65% [2]	$64,195	$500,258	$417,094	$(11)	$(15)	$147,333	$1,705

[1]	Security did not produce income during the last 12 months.
[2]	Rate represents the seven-day yield at 11/30/2024.
[3]	Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
Refer to the notes to financial statements.

Capital Group Equity Exchange-Traded Funds	17

Capital Group Growth ETFunaudited
Investment portfolio November 30, 2024

Common stocks 97.98%		Shares	Value (000)
Information technology 23.85%
	Microsoft Corp.	969,171	$410,405
	NVIDIA Corp.	2,290,528	316,666
	Broadcom, Inc.	1,545,185	250,444
	Shopify, Inc., Class A, subordinate voting shares[1]	1,468,824	169,796
	Apple, Inc.	703,212	166,893
	Salesforce, Inc.	433,090	142,915
	MicroStrategy, Inc., Class A1,2	353,691	137,045
	Cloudflare, Inc., Class A1	980,135	97,847
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	437,114	80,718
	Synopsys, Inc.[1]	99,292	55,454
	Motorola Solutions, Inc.	102,606	51,272
	Constellation Software, Inc.	14,493	49,003
	Atlassian Corp., Class A1	149,979	39,532
	Adobe, Inc.[1]	63,508	32,766
	Micron Technology, Inc.	307,813	30,150
	ASML Holding NV (ADR)	36,994	25,400
	Applied Materials, Inc.	142,844	24,956
	Unity Software, Inc.[1]	1,012,905	24,421
	Dell Technologies, Inc., Class C	191,152	24,389
			2,130,072

Communication services 18.92%
	Meta Platforms, Inc., Class A	1,311,747	753,362
	Netflix, Inc.[1]	532,024	471,804
	Alphabet, Inc., Class C	1,272,816	217,002
	Alphabet, Inc., Class A	755,948	127,718
	Charter Communications, Inc., Class A1	190,220	75,511
	Snap, Inc., Class A, nonvoting shares[1]	3,758,304	44,386
			1,689,783

Consumer discretionary 14.18%
	Tesla, Inc.[1]	1,399,588	483,082
	Amazon.com, Inc.[1]	758,491	157,683
	Royal Caribbean Cruises, Ltd.	461,668	112,675
	DoorDash, Inc., Class A1	587,740	106,075
	Home Depot, Inc.	143,669	61,653
	Tractor Supply Co.	163,588	46,405
	Airbnb, Inc., Class A1	309,868	42,176
	Chipotle Mexican Grill, Inc.[1]	633,254	38,958
	Aramark	893,448	36,354
	Norwegian Cruise Line Holdings, Ltd.[1]	1,333,005	35,844
	Amadeus IT Group SA, Class A, non-registered shares	504,906	35,491
	Hermès International	15,964	34,887
	D.R. Horton, Inc.	198,974	33,583
	Evolution AB	238,067	20,810
	Booking Holdings, Inc.	3,951	20,553
			1,266,229

Health care 12.89%
	Intuitive Surgical, Inc.[1]	396,826	215,080
	UnitedHealth Group, Inc.	273,865	167,112
	Vertex Pharmaceuticals, Inc.[1]	280,249	131,193
	Regeneron Pharmaceuticals, Inc.[1]	165,821	124,402
	Eli Lilly and Co.	141,634	112,649
	Alnylam Pharmaceuticals, Inc.[1]	422,775	106,992
	Boston Scientific Corp.[1]	644,632	58,442
	Thermo Fisher Scientific, Inc.	108,501	57,465
	HCA Healthcare, Inc.	129,205	42,279
	Abbott Laboratories	277,308	32,936
	Danaher Corp.	116,416	27,904
	Novo Nordisk AS, Class B	218,831	23,514

18	Capital Group Equity Exchange-Traded Funds

Capital Group Growth ETF (continued)
Common stocks (continued)		Shares	Value (000)
Health care (continued)
	Mettler-Toledo International, Inc.[1]	17,756	$22,216
	Sarepta Therapeutics, Inc.[1]	153,992	20,533
	NovoCure, Ltd.[1]	424,274	8,503
			1,151,220

Industrials 11.53%
	TransDigm Group, Inc.	80,019	100,261
	General Electric Co.	517,005	94,178
	Carrier Global Corp.	1,174,412	90,864
	Uber Technologies, Inc.[1]	1,179,652	84,888
	GE Vernova, Inc.[1]	216,678	72,396
	Ingersoll-Rand, Inc.	561,058	58,445
	Caterpillar, Inc.	115,967	47,095
	Quanta Services, Inc.	134,067	46,189
	United Airlines Holdings, Inc.[1]	473,182	45,818
	Eaton Corp. PLC	110,362	41,432
	Ryanair Holdings PLC (ADR)	885,023	38,976
	United Rentals, Inc.	44,249	38,320
	Equifax, Inc.	144,444	37,781
	FTAI Aviation, Ltd.	204,275	34,486
	Dayforce, Inc.[1]	414,336	33,143
	Old Dominion Freight Line, Inc.	147,039	33,104
	Airbus SE, non-registered shares	207,994	32,481
	Genpact, Ltd.	695,380	32,099
	MTU Aero Engines AG	82,293	28,061
	Boeing Co. (The)[1]	144,451	22,454
	Southwest Airlines Co.	526,271	17,030
			1,029,501

Financials 8.75%
	Visa, Inc., Class A	667,252	210,238
	KKR & Co., Inc.	620,415	101,047
	Fiserv, Inc.[1]	442,304	97,731
	Bank of America Corp.	2,017,829	95,867
	Mastercard, Inc., Class A	153,947	82,044
	Apollo Asset Management, Inc.	316,984	55,482
	Toast, Inc., Class A1	1,193,318	51,957
	Blackstone, Inc.	190,531	36,409
	Affirm Holdings, Inc., Class A1	403,398	28,242
	Block, Inc., Class A1	254,718	22,555
			781,572

Energy 3.09%
	Halliburton Co.	2,366,464	75,395
	Schlumberger NV	1,334,930	58,657
	EOG Resources, Inc.	348,371	46,424
	Canadian Natural Resources, Ltd. (CAD denominated)	1,235,522	41,933
	Cenovus Energy, Inc.	1,865,370	29,549
	Tourmaline Oil Corp.	504,585	23,814
			275,772

Consumer staples 1.79%
	Performance Food Group Co.[1]	788,316	69,561
	Costco Wholesale Corp.	61,140	59,421
	Target Corp.	231,993	30,695
			159,677

Materials 1.37%
	Wheaton Precious Metals Corp.	656,988	40,950
	ATI, Inc.[1]	532,636	32,049
	Albemarle Corp.[2]	249,499	26,871
	Grupo México, SAB de CV, Series B	4,660,346	22,492
			122,362

Capital Group Equity Exchange-Traded Funds	19

Capital Group Growth ETF (continued)
Common stocks (continued)		Shares	Value (000)

Utilities 0.91%
	PG&E Corp.	2,281,566	$49,350
	Constellation Energy Corp.	126,212	32,381
			81,731

Real estate 0.70%
	CoStar Group, Inc.[1]	464,822	37,808
	Zillow Group, Inc., Class C, nonvoting shares[1]	292,997	24,820
			62,628
	Total common stocks (cost: $6,466,246,000)		8,750,547
Rights & warrants 0.00%
Information technology 0.00%
	Constellation Software, Inc., warrants, expire 3/31/2040[1,3]	4,185	— [4]

Short-term securities 1.96%
Money market investments 1.70%
	Capital Group Central Cash Fund 4.65%[5,6]	1,520,162	152,031

Money market investments purchased with collateral from securities on loan 0.26%
	Capital Group Central Cash Fund 4.65%[5,6,7]	10,000,000	10,000
	State Street Institutional U.S. Government Money Market Fund, Institutional Class 4.56%[5,7]	13,131,957	13,132
			23,132
	Total short-term securities (cost: $175,151,000)		175,163
	Total investment securities 99.94% (cost: $6,641,397,000)		8,925,710
	Other assets less liabilities 0.06%		5,043
	Net assets 100.00%		$8,930,753
Investments in affiliates6

	Value at 6/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 11/30/2024 (000)	Dividend or interest income (000)
Short-term securities 1.81%
Money market investments 1.70%
Capital Group Central Cash Fund 4.65% [5]	$114,011	$587,810	$549,789	$6	$(7)	$152,031	$2,319
Money market investments purchased with collateral from securities on loan 0.11%
Capital Group Central Cash Fund 4.65% [5,7]	—	10,000 [8]	—	—	—	10,000	— [9]
Total short-term securities						162,031
Total 1.81%				$6	$(7)	$162,031	$2,319

20	Capital Group Equity Exchange-Traded Funds

Capital Group Growth ETF (continued)
[1]	Security did not produce income during the last 12 months.
[2]
All or a portion of this security was on loan. The total value of all such securities was $25,173,000, which represented 0.28% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[3]	Value determined using significant unobservable inputs.
[4]	Amount less than one thousand.
[5]	Rate represents the seven-day yield at 11/30/2024.
[6]	Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.
[7]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[8]	Represents net activity. Refer to Note 5 for more information on securities lending.
[9]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
Refer to the notes to financial statements.

Capital Group Equity Exchange-Traded Funds	21

Capital Group International Core Equity ETFunaudited
Investment portfolio November 30, 2024

Common stocks 96.23%		Shares	Value (000)
Financials 20.17%
	Zurich Insurance Group AG	1,503	$953
	AXA SA	22,365	781
	HSBC Holdings PLC	56,144	524
	KB Financial Group, Inc.	7,311	504
	Tryg A/S	19,510	450
	Tokio Marine Holdings, Inc.	11,100	413
	Deutsche Bank AG	24,119	410
	Société Générale	15,280	406
	UniCredit SpA	10,186	392
	Ping An Insurance (Group) Company of China, Ltd., Class H	64,500	371
	Euronext NV	3,199	358
	NatWest Group PLC	67,052	344
	London Stock Exchange Group PLC	2,322	334
	Bank Hapoalim BM	28,925	332
	HDFC Bank, Ltd.	14,565	310
	Skandinaviska Enskilda Banken AB, Class A	21,822	304
	Royal Bank of Canada	2,382	300
	Hana Financial Group, Inc.	6,523	292
	Banco Bilbao Vizcaya Argentaria, SA	30,839	292
	Resona Holdings, Inc.	33,700	281
	Kotak Mahindra Bank, Ltd.	13,397	280
	Edenred SA	8,299	275
	CaixaBank, SA, non-registered shares	47,242	257
	Prudential PLC	30,957	253
	DBS Group Holdings, Ltd.	7,300	231
	AIA Group, Ltd.	29,600	221
	Aon PLC, Class A	554	217
	PICC Property and Casualty Co., Ltd., Class H	138,000	209
	Mizuho Financial Group, Inc.	7,200	182
	DNB Bank ASA	8,147	170
	Grupo Financiero Banorte, SAB de CV, Series O	17,628	117
	Hong Kong Exchanges and Clearing, Ltd.	3,000	112
	Discovery, Ltd.	9,134	98
			10,973

Industrials 14.98%
	BAE Systems PLC	63,666	996
	Airbus SE, non-registered shares	4,748	741
	ABB, Ltd.	9,048	517
	SMC Corp.	1,100	467
	Safran SA	1,839	429
	Rheinmetall AG, non-registered shares	579	381
	Mitsui & Co., Ltd.	16,100	337
	Siemens AG	1,651	320
	RELX PLC	6,716	317
	Ryanair Holdings PLC (ADR)	7,080	312
	Diploma PLC	5,347	304
	Canadian National Railway Co. (CAD denominated)	2,687	300
	Epiroc AB, Class A	14,665	268
	Volvo AB, Class B	9,975	249
	Thales SA	1,651	247
	ASSA ABLOY AB, Class B	7,599	234
	Copa Holdings, SA, Class A	2,438	228
	CCR SA, ordinary nominative shares	121,058	224
	ITOCHU Corp.	4,100	202
	DSV A/S	825	176
	Hitachi, Ltd.	7,000	175
	Pluxee NV1	6,924	149
	TFI International, Inc. (CAD denominated)	952	145
	Alliance Global Group, Inc.	853,900	128

22	Capital Group Equity Exchange-Traded Funds

Capital Group International Core Equity ETF (continued)
Common stocks (continued)		Shares	Value (000)
Industrials (continued)
	Grupo Aeroportuario del Pacífico, SAB de CV, Class B	6,231	$115
	Wizz Air Holdings PLC[1]	6,247	103
	Bombardier, Inc., Class B1	1,277	88
			8,152

Information technology 13.67%
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	12,242	2,261
	MediaTek, Inc.	25,000	966
	ASML Holding NV	1,302	907
	Broadcom, Inc.	4,001	648
	SAP SE	2,113	503
	Samsung Electronics Co., Ltd.	12,684	493
	Sage Group PLC (The)	19,285	322
	Capgemini SE	1,848	297
	Keyence Corp.	600	260
	E Ink Holdings, Inc.	28,000	242
	Fujitsu, Ltd.	8,400	161
	ASM International NV	285	154
	Tokyo Electron, Ltd.	800	125
	ASMPT, Ltd.	9,800	97
			7,436

Consumer discretionary 10.72%
	Industria de Diseño Textil, SA	16,769	926
	Trip.com Group, Ltd. (ADR)[1]	8,441	546
	Renault SA	12,018	515
	Prosus NV, Class N	9,210	376
	Evolution AB	3,705	324
	Restaurant Brands International, Inc. (CAD denominated)	4,504	314
	MGM China Holdings, Ltd.	232,400	292
	Suzuki Motor Corp.	26,600	282
	LVMH Moët Hennessy-Louis Vuitton SE	445	279
	InterContinental Hotels Group PLC	1,836	229
	B&M European Value Retail SA	47,421	210
	Stellantis NV	15,666	208
	Wynn Macau, Ltd.	274,400	206
	Midea Group Co., Ltd., Class A	19,600	190
	Hyundai Motor Co.	1,179	185
	Bajaj Auto, Ltd.	1,647	176
	Paltac Corp.	5,500	158
	Entain PLC	14,919	153
	H World Group, Ltd. (ADR)	4,661	150
	Galaxy Entertainment Group, Ltd.	26,000	115
			5,834

Consumer staples 10.27%
	British American Tobacco PLC	24,965	951
	Philip Morris International, Inc.	6,872	914
	Imperial Brands PLC	15,980	523
	Nestlé SA	5,887	511
	Carlsberg A/S, Class B	3,660	378
	Arca Continental, SAB de CV	37,300	315
	Carrefour SA, non-registered shares	18,923	288
	ITC, Ltd.	49,262	278
	Pernod Ricard SA	2,397	269
	KT&G Corp.	2,931	256
	L’Oréal SA, non-registered shares	619	215
	Tsingtao Brewery Co., Ltd., Class H	34,000	213
	Anheuser-Busch InBev SA/NV	3,753	202
	Asahi Group Holdings, Ltd.	14,300	156
	Ocado Group PLC[1]	30,297	122
			5,591

Capital Group Equity Exchange-Traded Funds	23

Capital Group International Core Equity ETF (continued)
Common stocks (continued)		Shares	Value (000)

Health care 7.30%
	AstraZeneca PLC	9,301	$1,258
	Novo Nordisk AS, Class B	11,687	1,256
	Sanofi	6,636	647
	EssilorLuxottica SA	2,464	599
	Grifols, SA, Class B (ADR)[1]	15,603	109
	Bayer AG	5,098	105
			3,974

Communication services 5.63%
	Tencent Holdings, Ltd.	17,200	880
	Koninklijke KPN NV	196,904	765
	Telefónica, SA, non-registered shares	58,334	265
	Indus Towers, Ltd.[1]	53,869	223
	América Móvil, SAB de CV, Class B (ADR)	14,854	220
	BT Group PLC	101,287	206
	MTN Group, Ltd.	32,249	144
	KANZHUN, Ltd., Class A (ADR)	9,800	132
	Vodafone Group PLC	133,008	120
	NetEase, Inc.	6,400	110
			3,065

Energy 4.77%
	TotalEnergies SE	19,802	1,152
	Canadian Natural Resources, Ltd. (CAD denominated)	12,814	435
	BP PLC	74,774	367
	Cameco Corp.	5,950	356
	TC Energy Corp.	3,257	159
	Schlumberger NV	2,924	128
			2,597

Materials 4.65%
	Linde PLC	877	404
	Glencore PLC[1]	67,930	329
	Rio Tinto PLC	4,932	311
	Barrick Gold Corp.	17,157	300
	Fortescue, Ltd.	19,313	239
	Holcim, Ltd.	2,199	224
	Vale SA (ADR), ordinary nominative shares	22,260	220
	Air Liquide SA	1,317	219
	Nutrien, Ltd.	3,299	154
	Freeport-McMoRan, Inc.	2,891	128
			2,528

Real estate 2.05%
	Embassy Office Parks REIT	69,942	307
	CK Asset Holdings, Ltd.	67,500	276
	Mitsubishi Estate Co., Ltd.	16,000	227
	Prologis Property Mexico, SA de CV, REIT	40,218	119
	Link REIT	25,600	111
	Longfor Group Holdings, Ltd.	55,500	78
			1,118

Utilities 2.02%
	Engie SA	23,531	375
	Brookfield Infrastructure Partners, LP	8,145	288
	SSE PLC	10,185	230
	Iberdrola, SA, non-registered shares	14,273	204
			1,097
	Total common stocks (cost: $53,063,000)		52,365

24	Capital Group Equity Exchange-Traded Funds

Capital Group International Core Equity ETF (continued)
Short-term securities 3.56%	Shares	Value (000)
Money market investments 3.56%
Capital Group Central Cash Fund 4.65%[2,3]	19,375	$1,938
Total short-term securities (cost: $1,938,000)		1,938
Total investment securities 99.79% (cost: $55,001,000)		54,303
Other assets less liabilities 0.21%		113
Net assets 100.00%		$54,416
Investments in affiliates3

	Value at 6/25/2024[4] (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 11/30/2024 (000)	Dividend or interest income (000)
Short-term securities 3.56%
Money market investments 3.56%
Capital Group Central Cash Fund 4.65% [2]	$—	$11,411	$9,473	$— [5]	$— [5]	$1,938	$30

[1]	Security did not produce income during the last 12 months.
[2]	Rate represents the seven-day yield at 11/30/2024.
[3]	Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.
[4]	Commencement of operations.
[5]	Amount less than one thousand.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

Capital Group Equity Exchange-Traded Funds	25

Capital Group International Equity ETFunaudited
Investment portfolio November 30, 2024

Common stocks 96.02%		Shares	Value (000)
Industrials 25.39%
	Safran SA	37,967	$8,860
	ABB, Ltd.	93,926	5,363
	Rolls-Royce Holdings PLC[1]	725,448	5,165
	ITOCHU Corp.	102,800	5,073
	Airbus SE, non-registered shares	29,092	4,543
	RELX PLC	89,382	4,221
	Epiroc AB, Class A	218,947	3,995
	Canadian National Railway Co.	35,364	3,950
	Hitachi, Ltd.	149,600	3,750
	DSV A/S	17,004	3,636
	Mitsubishi Corp.	208,400	3,517
	SMC Corp.	7,700	3,270
	Recruit Holdings Co., Ltd.	46,900	3,255
	BAE Systems PLC	168,958	2,642
	TFI International, Inc. (CAD denominated)	17,247	2,626
	MTU Aero Engines AG	6,941	2,367
	Marubeni Corp.	96,500	1,453
			67,686

Information technology 16.84%
	SAP SE	42,329	10,075
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	34,680	6,404
	ASML Holding NV	8,334	5,807
	Keyence Corp.	9,600	4,152
	OBIC Co., Ltd.	115,900	3,799
	Capgemini SE	21,288	3,422
	Nomura Research Institute, Ltd.	101,400	3,104
	Halma PLC	87,562	3,022
	Tokyo Electron, Ltd.	17,100	2,664
	TDK Corp.	189,200	2,439
			44,888

Financials 13.69%
	London Stock Exchange Group PLC	52,886	7,597
	DBS Group Holdings, Ltd.	151,300	4,796
	Skandinaviska Enskilda Banken AB, Class A	244,079	3,395
	DNB Bank ASA	151,850	3,175
	NatWest Group PLC	596,735	3,063
	Euronext NV	25,023	2,799
	Hong Kong Exchanges and Clearing, Ltd.	71,300	2,655
	Deutsche Bank AG	145,347	2,473
	AIA Group, Ltd.	329,400	2,462
	Partners Group Holding AG	1,551	2,254
	Resona Holdings, Inc.	218,900	1,829
			36,498

Health care 11.93%
	Novo Nordisk AS, Class B	85,687	9,207
	AstraZeneca PLC	49,411	6,683
	EssilorLuxottica SA	21,809	5,304
	Daiichi Sankyo Co., Ltd.	124,400	3,948
	HOYA Corp.	16,100	2,072
	Chugai Pharmaceutical Co., Ltd.	39,200	1,729
	BeiGene, Ltd. (ADR)[1]	7,044	1,515
	Innovent Biologics, Inc.[1]	268,500	1,330
			31,788

Consumer staples 8.85%
	L’Oréal SA, non-registered shares	11,716	4,075
	Imperial Brands PLC	112,285	3,677
	Nestlé SA	41,491	3,603
	Anheuser-Busch InBev SA/NV	61,146	3,296
	Danone SA	36,709	2,512

26	Capital Group Equity Exchange-Traded Funds

Capital Group International Equity ETF (continued)
Common stocks (continued)		Shares	Value (000)
Consumer staples (continued)
	British American Tobacco PLC	65,368	$2,490
	Carlsberg A/S, Class B	20,084	2,071
	Uni-Charm Corp.	72,000	1,872
			23,596

Consumer discretionary 8.58%
	Amadeus IT Group SA, Class A, non-registered shares	73,420	5,161
	Industria de Diseño Textil, SA	83,355	4,603
	MercadoLibre, Inc.[1]	1,831	3,635
	LVMH Moët Hennessy-Louis Vuitton SE	5,353	3,357
	Ferrari NV	5,429	2,365
	Hermès International	966	2,111
	Evolution AB	18,693	1,634
			22,866

Materials 5.11%
	Sika AG	16,422	4,254
	Givaudan SA	874	3,852
	Air Liquide SA	19,682	3,276
	Shin-Etsu Chemical Co., Ltd.	60,500	2,245
			13,627

Energy 3.14%
	TotalEnergies SE	105,748	6,152
	BP PLC	451,990	2,216
			8,368

Utilities 1.28%
	Engie SA	214,094	3,418

Communication services 1.21%
	Tencent Holdings, Ltd.	63,000	3,222
	Total common stocks (cost: $245,816,000)		255,957

Short-term securities 3.85%
Money market investments 3.85%
	Capital Group Central Cash Fund 4.65%[2,3]	102,546	10,256
	Total short-term securities (cost: $10,255,000)		10,256
	Total investment securities 99.87% (cost: $256,071,000)		266,213
	Other assets less liabilities 0.13%		357
	Net assets 100.00%		$266,570
Investments in affiliates3

	Value at 6/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 11/30/2024 (000)	Dividend or interest income (000)
Short-term securities 3.85%
Money market investments 3.85%
Capital Group Central Cash Fund 4.65% [2]	$6,033	$18,515	$14,291	$(1)	$— [4]	$10,256	$229

Capital Group Equity Exchange-Traded Funds	27

Capital Group International Equity ETF (continued)
[1]	Security did not produce income during the last 12 months.
[2]	Rate represents the seven-day yield at 11/30/2024.
[3]	Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.
[4]	Amount less than one thousand.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
Refer to the notes to financial statements.

28	Capital Group Equity Exchange-Traded Funds

Capital Group International Focus Equity ETFunaudited
Investment portfolio November 30, 2024

Common stocks 96.35%		Shares	Value (000)
Industrials 20.61%
	Recruit Holdings Co., Ltd.	1,822,700	$126,495
	Airbus SE, non-registered shares	632,101	98,711
	Siemens AG	300,907	58,327
	Techtronic Industries Co., Ltd.	3,937,500	55,459
	Melrose Industries PLC	6,272,268	45,921
	MTU Aero Engines AG	118,282	40,332
	Rolls-Royce Holdings PLC[1]	4,671,124	33,258
	Safran SA	141,794	33,088
	Ashtead Group PLC	396,407	31,781
	Volvo AB, Class B	1,178,824	29,397
	Diploma PLC	489,992	27,855
	Kingspan Group PLC	277,363	20,900
	Daikin Industries, Ltd.	164,100	19,844
	International Container Terminal Services, Inc.	2,567,260	16,200
	SMC Corp.	34,700	14,734
			652,302

Information technology 14.73%
	Shopify, Inc., Class A, subordinate voting shares[1]	818,641	94,635
	Taiwan Semiconductor Manufacturing Co., Ltd.	2,971,000	91,097
	SAP SE	333,904	79,473
	ASML Holding NV	66,074	46,039
	SK hynix, Inc.	379,867	43,540
	Samsung Electronics Co., Ltd.	969,860	37,681
	Constellation Software, Inc.	6,633	22,427
	Fujitsu, Ltd.	980,000	18,770
	Renesas Electronics Corp.	1,280,100	16,797
	Keyence Corp.	36,400	15,743
			466,202

Health care 11.99%
	Daiichi Sankyo Co., Ltd.	4,376,700	138,900
	Novo Nordisk AS, Class B	1,267,459	136,193
	UCB SA	171,916	33,722
	Sanofi	256,919	25,039
	Eurofins Scientific SE, non-registered shares	337,925	16,733
	AstraZeneca PLC	120,364	16,281
	Grifols, SA, Class A, non-registered shares[1]	1,371,082	12,502
			379,370

Consumer discretionary 11.13%
	MercadoLibre, Inc.[1]	39,944	79,296
	adidas AG	229,780	54,253
	Flutter Entertainment PLC[1]	143,611	39,683
	Ferrari NV	75,044	32,697
	LVMH Moët Hennessy-Louis Vuitton SE	50,960	31,954
	Meituan, Class B1	1,442,500	31,273
	Maruti Suzuki India, Ltd.	233,080	30,548
	Evolution AB	291,789	25,505
	Compagnie Financière Richemont SA, Class A	115,794	16,134
	Entain PLC	1,047,065	10,751
			352,094

Financials 10.55%
	Nu Holdings, Ltd., Class A1	6,982,006	87,485
	Banco Bilbao Vizcaya Argentaria, SA	5,668,892	53,611
	NatWest Group PLC	8,105,386	41,603
	Aegon, Ltd.	6,048,092	39,057
	ING Groep NV	2,097,816	32,543
	Kotak Mahindra Bank, Ltd.	1,380,816	28,847
	Standard Chartered PLC	2,042,760	25,318
	AIA Group, Ltd.	3,381,000	25,266
			333,730

Capital Group Equity Exchange-Traded Funds	29

Capital Group International Focus Equity ETF (continued)
Common stocks (continued)		Shares	Value (000)

Materials 10.32%
	Glencore PLC[1]	18,393,147	$89,075
	First Quantum Minerals, Ltd.[1]	6,459,388	88,253
	Ivanhoe Mines, Ltd., Class A1	4,341,841	58,454
	Shin-Etsu Chemical Co., Ltd.	985,100	36,563
	Anglo American PLC	923,840	29,680
	Rio Tinto PLC	391,561	24,637
			326,662

Communication services 6.67%
	Bharti Airtel, Ltd.	3,862,524	74,381
	Tencent Holdings, Ltd.	1,061,300	54,283
	Sea, Ltd., Class A (ADR)[1]	301,060	34,261
	Universal Music Group NV	1,373,883	33,165
	Kuaishou Technology, Class B1	2,395,200	14,836
			210,926

Energy 5.25%
	Reliance Industries, Ltd.	6,276,704	95,989
	Canadian Natural Resources, Ltd. (CAD denominated)	1,170,347	39,721
	Cenovus Energy, Inc.	1,920,942	30,430
			166,140

Consumer staples 4.57%
	JBS SA	6,437,672	40,226
	Danone SA	582,128	39,835
	Ajinomoto Co., Inc.	691,000	29,009
	Kweichow Moutai Co., Ltd., Class A	91,000	19,195
	Treasury Wine Estates, Ltd.	2,217,344	16,390
			144,655

Real estate 0.53%
	ESR Group, Ltd.	11,434,400	16,811
	Total common stocks (cost: $2,648,136,000)		3,048,892

Short-term securities 3.37%
Money market investments 3.37%
	Capital Group Central Cash Fund 4.65%[2,3]	1,065,347	106,545
	Total short-term securities (cost: $106,534,000)		106,545
	Total investment securities 99.72% (cost: $2,754,670,000)		3,155,437
	Other assets less liabilities 0.28%		8,866
	Net assets 100.00%		$3,164,303
Investments in affiliates3

	Value at 6/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 11/30/2024 (000)	Dividend or interest income (000)
Short-term securities 3.37%
Money market investments 3.37%
Capital Group Central Cash Fund 4.65% [2]	$38,033	$394,829	$326,314	$(6)	$3	$106,545	$2,165

30	Capital Group Equity Exchange-Traded Funds

Capital Group International Focus Equity ETF (continued)
[1]	Security did not produce income during the last 12 months.
[2]	Rate represents the seven-day yield at 11/30/2024.
[3]	Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
Refer to the notes to financial statements.

Capital Group Equity Exchange-Traded Funds	31

Capital Group New Geography Equity ETFunaudited
Investment portfolio November 30, 2024

Common stocks 94.67%		Shares	Value (000)
Financials 18.34%
	Nu Holdings, Ltd., Class A1	89,676	$1,124
	Banco Bilbao Vizcaya Argentaria, SA	117,023	1,107
	Mastercard, Inc., Class A	2,047	1,091
	AIA Group, Ltd.	143,000	1,069
	PB Fintech, Ltd.[1]	41,464	929
	Capitec Bank Holdings, Ltd.	4,899	886
	Bank Mandiri (Persero) Tbk PT	2,132,500	828
	HDFC Bank, Ltd.	36,211	770
	Bank Central Asia Tbk PT	1,072,500	677
	Kotak Mahindra Bank, Ltd.	28,064	586
	Axis Bank, Ltd.	37,659	506
	Ping An Insurance (Group) Company of China, Ltd., Class H	76,000	438
	Visa, Inc., Class A	1,325	418
	Shriram Finance, Ltd.	11,342	405
	Eurobank Ergasias Services and Holdings SA	180,923	383
	XP, Inc., Class A	28,097	380
	S&P Global, Inc.	646	338
	Bank of the Philippine Islands	146,810	322
	Discovery, Ltd.	30,081	321
	Cholamandalam Investment and Finance Co., Ltd.	21,589	315
	ICICI Bank, Ltd. (ADR)	8,549	261
	UniCredit SpA	6,761	260
	Bajaj Finserv, Ltd.	13,702	256
	B3 SA - Brasil, Bolsa, Balcao	163,039	253
	Grupo Financiero Banorte, SAB de CV, Series O	35,057	233
	Canara Bank	192,289	232
	Bajaj Finance, Ltd.	2,961	230
	Hong Kong Exchanges and Clearing, Ltd.	5,400	201
	National Bank of Greece SA	27,713	196
	HSBC Holdings PLC	20,902	195
	DBS Group Holdings, Ltd.	5,700	181
	Aon PLC, Class A	457	179
	PICC Property and Casualty Co., Ltd., Class H	116,000	176
	China Merchants Bank Co., Ltd., Class H	36,500	165
	BSE, Ltd.	2,791	154
	BDO Unibank, Inc.	58,530	154
	Moody’s Corp.	272	136
	Commercial International Bank - Egypt (CIB) SAE (GDR)	82,694	126
	Banco BTG Pactual SA, units	24,055	122
			16,603

Information technology 16.03%
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	20,118	3,715
	Microsoft Corp.	5,980	2,532
	NVIDIA Corp.	11,550	1,597
	Broadcom, Inc.	8,507	1,379
	Keyence Corp.	1,600	692
	SAP SE	2,709	645
	Synopsys, Inc.[1]	979	547
	SK hynix, Inc.	4,285	491
	Samsung Electronics Co., Ltd.	9,988	388
	Apple, Inc.	1,584	376
	Capgemini SE	2,165	348
	E Ink Holdings, Inc.	38,000	329
	ASM International NV	543	294
	Tokyo Electron, Ltd.	1,400	218
	eMemory Technology, Inc.	2,000	180
	Applied Materials, Inc.	884	154
	Coforge, Ltd.	1,417	146
	Globant SA1	575	131

32	Capital Group Equity Exchange-Traded Funds

Capital Group New Geography Equity ETF (continued)
Common stocks (continued)		Shares	Value (000)
Information technology (continued)
	Atlassian Corp., Class A1	449	$118
	MediaTek, Inc.	3,000	116
	ASML Holding NV	157	109
			14,505

Consumer discretionary 12.71%
	MercadoLibre, Inc.[1]	1,032	2,049
	Trip.com Group, Ltd. (ADR)[1]	17,388	1,124
	LVMH Moët Hennessy-Louis Vuitton SE	1,736	1,089
	Meituan, Class B1	41,800	906
	Midea Group Co., Ltd., Class A	60,900	590
	Eicher Motors, Ltd.	9,732	556
	Galaxy Entertainment Group, Ltd.	102,000	453
	H World Group, Ltd. (ADR)	13,072	421
	BYD Co., Ltd., Class H	7,500	244
	BYD Co., Ltd., Class A	3,200	122
	adidas AG	1,509	356
	TVS Motor Co., Ltd.	10,787	311
	Compagnie Financière Richemont SA, Class A	2,058	287
	Jumbo SA	10,734	280
	Titan Co., Ltd.	6,950	267
	Hyundai Motor India, Ltd.[1]	9,607	218
	Shenzhou International Group Holdings, Ltd.	28,200	216
	Hilton Worldwide Holdings, Inc.	811	206
	Sands China, Ltd.[1]	80,400	205
	Ferrari NV	470	205
	Naspers, Ltd., Class N	874	197
	lululemon athletica, Inc.[1]	532	171
	Zomato, Ltd.[1]	49,458	164
	Maruti Suzuki India, Ltd.	1,223	160
	YUM! Brands, Inc.	1,144	159
	Amadeus IT Group SA, Class A, non-registered shares	2,105	148
	Industria de Diseño Textil, SA	2,064	114
	Alibaba Group Holding, Ltd. (ADR)	1,155	101
	Suzuki Motor Corp.	9,100	96
	Li Ning Co., Ltd.	44,000	90
			11,505

Industrials 10.79%
	Airbus SE, non-registered shares	9,043	1,412
	Safran SA	4,154	969
	Shenzhen Inovance Technology Co., Ltd., Class A	68,700	573
	Techtronic Industries Co., Ltd.	39,000	549
	Carrier Global Corp.	6,023	466
	Rumo SA	142,922	465
	Airports of Thailand PCL, foreign registered shares	260,400	461
	Copa Holdings, SA, Class A	4,921	459
	Rolls-Royce Holdings PLC[1]	61,620	439
	International Container Terminal Services, Inc.	52,830	333
	General Electric Co.	1,636	298
	Contemporary Amperex Technology Co., Ltd., Class A	8,100	293
	Larsen & Toubro, Ltd.	6,377	281
	Caterpillar, Inc.	682	277
	Grupo Aeroportuario del Pacífico, SAB de CV, Class B	14,707	271
	Schneider Electric SE	988	255
	BAE Systems PLC	15,342	240
	Mitsui & Co., Ltd.	10,200	214
	Siemens AG	1,075	208
	Daikin Industries, Ltd.	1,600	194
	CCR SA, ordinary nominative shares	87,579	162
	ZTO Express (Cayman), Inc., Class A (ADR)	8,025	153
	IMCD NV	1,004	151
	Jiangsu Hengli Hydraulic Co., Ltd., Class A	19,100	140
	GE Vernova, Inc.[1]	394	132

Capital Group Equity Exchange-Traded Funds	33

Capital Group New Geography Equity ETF (continued)
Common stocks (continued)		Shares	Value (000)
Industrials (continued)
	Wizz Air Holdings PLC[1]	7,910	$130
	InPost SA1	6,890	121
	DSV A/S	549	117
			9,763

Communication services 9.55%
	Tencent Holdings, Ltd.	45,800	2,343
	Meta Platforms, Inc., Class A	2,744	1,576
	Alphabet, Inc., Class A	6,460	1,092
	Alphabet, Inc., Class C	2,354	401
	Bharti Airtel, Ltd.	54,943	1,058
	NetEase, Inc.	20,000	346
	NetEase, Inc. (ADR)	2,817	246
	América Móvil, SAB de CV, Class B (ADR)	21,089	313
	MTN Group, Ltd.	61,865	277
	Telefónica, SA, non-registered shares	48,058	218
	Netflix, Inc.[1]	235	208
	Telkom Indonesia (Persero) Tbk PT, Class B	883,700	151
	Singapore Telecommunications, Ltd.	60,800	141
	Indus Towers, Ltd.[1]	33,590	139
	Vodafone Group PLC	149,821	135
			8,644

Health care 9.51%
	Novo Nordisk AS, Class B	15,896	1,708
	Max Healthcare Institute, Ltd.	98,210	1,139
	Eli Lilly and Co.	1,193	949
	Thermo Fisher Scientific, Inc.	1,591	843
	AstraZeneca PLC	4,371	591
	Abbott Laboratories	3,664	435
	Laurus Labs, Ltd.	64,333	432
	BeiGene, Ltd. (ADR)[1]	1,870	402
	Danaher Corp.	1,413	339
	Jiangsu Hengrui Medicine Co., Ltd., Class A	45,000	315
	Innovent Biologics, Inc.[1]	53,500	265
	Zai Lab, Ltd. (ADR)[1]	7,043	203
	Revvity, Inc.	1,514	176
	Mankind Pharma, Ltd.[1]	5,586	169
	Aspen Pharmacare Holdings, Ltd.	17,354	159
	WuXi AppTec Co., Ltd., Class H	25,500	154
	EssilorLuxottica SA	518	126
	Rede D’Or Sao Luiz SA	24,066	109
	Hypera SA, ordinary nominative shares	27,471	90
			8,604

Consumer staples 6.72%
	Kweichow Moutai Co., Ltd., Class A	5,200	1,097
	ITC, Ltd.	127,557	720
	Ajinomoto Co., Inc.	15,300	642
	Varun Beverages, Ltd.	67,595	497
	Monster Beverage Corp.[1]	7,236	399
	Arca Continental, SAB de CV	42,134	356
	British American Tobacco PLC	8,169	311
	Constellation Brands, Inc., Class A	1,160	279
	JBS SA	42,672	267
	Shoprite Holdings, Ltd.	13,711	225
	Dino Polska SA, non-registered shares[1]	2,360	224
	Nestlé SA	2,446	212
	KT&G Corp.	2,197	192
	Anheuser-Busch InBev SA/NV	3,461	187

34	Capital Group Equity Exchange-Traded Funds

Capital Group New Geography Equity ETF (continued)
Common stocks (continued)		Shares	Value (000)
Consumer staples (continued)
	Carlsberg A/S, Class B	1,647	$170
	United Spirits, Ltd.	8,471	153
	Tsingtao Brewery Co., Ltd., Class H	24,000	150
			6,081

Materials 5.81%
	Freeport-McMoRan, Inc.	20,564	909
	First Quantum Minerals, Ltd.[1]	58,685	802
	Linde PLC	1,187	547
	Vale SA (ADR), ordinary nominative shares	46,214	456
	Barrick Gold Corp.	19,718	345
	Amcor PLC (CDI)	29,293	316
	APL Apollo Tubes, Ltd.	17,070	306
	Sika AG	1,016	263
	Glencore PLC[1]	51,871	251
	Tata Steel, Ltd.	141,724	242
	Zijin Mining Group Co., Ltd., Class H	118,000	227
	Southern Copper Corp.	1,790	180
	Albemarle Corp.	1,497	161
	Shin-Etsu Chemical Co., Ltd.	3,500	130
	Nutrien, Ltd.	2,686	125
			5,260

Energy 2.59%
	TotalEnergies SE	14,255	829
	Reliance Industries, Ltd.	42,480	650
	Cheniere Energy, Inc.	958	215
	Schlumberger NV	4,316	190
	Vista Energy, SAB de CV, Class A (ADR)[1]	3,237	172
	Chevron Corp.	899	145
	Exxon Mobil Corp.	1,196	141
			2,342

Real estate 1.98%
	Macrotech Developers, Ltd.	59,215	878
	China Resources Mixc Lifestyle Services, Ltd.	53,200	200
	Fibra Uno Administración REIT, SA de CV	187,153	195
	CK Asset Holdings, Ltd.	44,500	182
	KE Holdings, Inc., Class A (ADR)	9,379	177
	Prestige Estates Projects, Ltd.	8,059	157
			1,789

Utilities 0.64%
	Equatorial Energia SA, ordinary nominative shares	71,427	366
	Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP, ordinary nominative shares	13,567	211
			577
	Total common stocks (cost: $85,647,000)		85,673
Preferred securities 0.40%
Financials 0.23%
	Itaú Unibanco Holding SA (ADR), preferred nominative shares	39,553	212

Consumer discretionary 0.17%
	Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	2,434	152
	Total preferred securities (cost: $428,000)		364

Capital Group Equity Exchange-Traded Funds	35

Capital Group New Geography Equity ETF (continued)
Short-term securities 5.04%	Shares	Value (000)
Money market investments 5.04%
Capital Group Central Cash Fund 4.65%[2,3]	45,587	$4,559
Total short-term securities (cost: $4,559,000)		4,559
Total investment securities 100.11% (cost: $90,634,000)		90,596
Other assets less liabilities (0.11)%		(96)
Net assets 100.00%		$90,500
Investments in affiliates3

	Value at 6/25/2024[4] (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 11/30/2024 (000)	Dividend or interest income (000)
Short-term securities 5.04%
Money market investments 5.04%
Capital Group Central Cash Fund 4.65% [2]	$—	$17,882	$13,323	$— [5]	$— [5]	$4,559	$46

[1]	Security did not produce income during the last 12 months.
[2]	Rate represents the seven-day yield at 11/30/2024.
[3]	Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.
[4]	Commencement of operations.
[5]	Amount less than one thousand.

Key to abbreviation(s)
ADR = American Depositary Receipts
CDI = CREST Depository Interest
GDR = Global Depositary Receipts
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

36	Capital Group Equity Exchange-Traded Funds

Financial statementsunaudited
Statements of assets and liabilities at November 30, 2024(dollars and shares in thousands, except per-share amounts)

	Conservative Equity ETF	Core Equity ETF	Dividend Growers ETF	Dividend Value ETF
Assets:
Investment securities, at value:
Unaffiliated issuers	$135,877	$4,105,587	$1,337,442	$11,856,316
Affiliated issuers	4,892	46,830	37,503	471,463
Cash	50	49	49	50
Cash denominated in currencies other than U.S. dollars	—	— *	— *	— *
Receivables for:
Sales of investments	—	13,753	—	—
Sales of fund’s shares	557	—	—	45,877
Dividends and interest	158	2,623	2,490	8,655
	141,534	4,168,842	1,377,484	12,382,361
Liabilities:
Collateral for securities on loan	—	—	—	—
Payables for:
Purchases of investments	536	15,647	—	44,084
Investment advisory services	32	1,075	515	3,224
Non-U.S. taxes	—	—	—	—
	568	16,722	515	47,308
Net assets at November 30, 2024	$140,966	$4,152,120	$1,376,969	$12,335,053
Net assets consist of:
Capital paid in on shares of beneficial interest	$133,490	$3,318,979	$1,294,246	$10,104,863
Total distributable earnings (accumulated loss)	7,476	833,141	82,723	2,230,190
Net assets at November 30, 2024	$140,966	$4,152,120	$1,376,969	$12,335,053
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Net assets	$140,966	$4,152,120	$1,376,969	$12,335,053
Shares outstanding	5,064	116,864	45,084	333,404
Net asset value per share	$27.84	$35.53	$30.54	$37.00
Investment securities, at cost:
Unaffiliated issuers	$128,337	$3,392,585	$1,246,358	$9,957,658
Affiliated issuers	4,892	46,827	37,500	471,442
Cash denominated in currencies other than U.S. dollars, at cost	—	— *	— *	— *

Refer to the end of the statements of assets and liabilities for footnote.
Refer to the notes to financial statements.

Capital Group Equity Exchange-Traded Funds	37

Financial statements (continued)unaudited
Statements of assets and liabilities at November 30, 2024 (continued)(dollars and shares in thousands, except per-share amounts)

	Global Equity ETF	Global Growth Equity ETF	Growth ETF	International Core Equity ETF
Assets:
Investment securities, at value:
Unaffiliated issuers	$71,964	$4,613,541	$8,763,679	$52,365
Affiliated issuers	2,736	147,333	162,031	1,938
Cash	50	49	51	50
Cash denominated in currencies other than U.S. dollars	— *	164	1	12
Receivables for:
Sales of investments	—	3,148	—	—
Sales of fund’s shares	—	22,811	46,022	—
Dividends and interest	60	3,603	2,388	78
	74,810	4,790,649	8,974,172	54,443
Liabilities:
Collateral for securities on loan	—	—	23,132	—
Payables for:
Purchases of investments	—	21,704	17,583	—
Investment advisory services	28	1,790	2,704	27
Non-U.S. taxes	—	840	—	—
	28	24,334	43,419	27
Net assets at November 30, 2024	$74,782	$4,766,315	$8,930,753	$54,416
Net assets consist of:
Capital paid in on shares of beneficial interest	$72,384	$4,196,111	$6,735,718	$55,664
Total distributable earnings (accumulated loss)	2,398	570,204	2,195,035	(1,248)
Net assets at November 30, 2024	$74,782	$4,766,315	$8,930,753	$54,416
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Net assets	$74,782	$4,766,315	$8,930,753	$54,416
Shares outstanding	2,844	158,804	236,744	2,204
Net asset value per share	$26.29	$30.01	$37.72	$24.69
Investment securities, at cost:
Unaffiliated issuers	$68,854	$3,894,591	$6,479,378	$53,063
Affiliated issuers	2,736	147,333	162,019	1,938
Cash denominated in currencies other than U.S. dollars, at cost	— *	164	1	12

Refer to the end of the statements of assets and liabilities for footnote.
Refer to the notes to financial statements.

38	Capital Group Equity Exchange-Traded Funds

Financial statements (continued)unaudited
Statements of assets and liabilities at November 30, 2024 (continued)(dollars and shares in thousands, except per-share amounts)

	International Equity ETF	International Focus Equity ETF	New Geography Equity ETF
Assets:
Investment securities, at value:
Unaffiliated issuers	$255,957	$3,048,892	$86,037
Affiliated issuers	10,256	106,545	4,559
Cash	50	53	51
Cash denominated in currencies other than U.S. dollars	16	5,005	3
Receivables for:
Sales of investments	—	28,178	81
Sales of fund’s shares	1	25,962	1,004
Dividends and interest	400	2,648	57
	266,680	3,217,283	91,792
Liabilities:
Collateral for securities on loan	—	—	—
Payables for:
Purchases of investments	—	45,019	1,246
Investment advisory services	110	1,365	46
Non-U.S. taxes	—	6,596	—
	110	52,980	1,292
Net assets at November 30, 2024	$266,570	$3,164,303	$90,500
Net assets consist of:
Capital paid in on shares of beneficial interest	$262,178	$2,938,721	$91,340
Total distributable earnings (accumulated loss)	4,392	225,582	(840)
Net assets at November 30, 2024	$266,570	$3,164,303	$90,500
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Net assets	$266,570	$3,164,303	$90,500
Shares outstanding	9,364	121,884	3,604
Net asset value per share	$28.47	$25.96	$25.11
Investment securities, at cost:
Unaffiliated issuers	$245,816	$2,648,136	$86,075
Affiliated issuers	10,255	106,534	4,559
Cash denominated in currencies other than U.S. dollars, at cost	16	5,006	3

*	Amount less than one thousand.

Refer to the notes to financial statements.

Capital Group Equity Exchange-Traded Funds	39

Financial statements (continued)unaudited
Statements of operations for the six months ended November 30, 2024(dollars in thousands)

	Conservative Equity ETF[1]	Core Equity ETF	Dividend Growers ETF	Dividend Value ETF
Investment income:
Income (net of non-U.S. taxes2):
Dividends:
Unaffiliated issuers	$593	$24,248	$12,169	$95,734
Affiliated issuers	62	1,718	1,073	9,528
	655	25,966	13,242	105,262
Fees and expenses:
Investment advisory services	99	5,659	2,326	16,921
Net investment income	556	20,307	10,916	88,341
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)[2] on:
Investments in:
Unaffiliated issuers	(519)	(53,079)	(22,466)	(105,304)
Affiliated issuers	— [3]	1	(7)	13
In-kind redemptions	116	226,847	12,574	599,929
Currency transactions	(1)	(98)	(44)	(128)
	(404)	173,671	(9,943)	494,510
Net unrealized appreciation (depreciation)[2] on:
Investments in:
Unaffiliated issuers	7,540	265,076	69,451	706,868
Affiliated issuers	— [3]	(9)	1	(28)
Currency translations	—	(20)	(16)	1
	7,540	265,047	69,436	706,841
Net realized gain (loss) and unrealized appreciation (depreciation)	7,136	438,718	59,493	1,201,351
Net increase (decrease) in net assets resulting from operations	$7,692	$459,025	$70,409	$1,289,692

Refer to the end of the statements of operations for footnotes.
Refer to the notes to financial statements.

40	Capital Group Equity Exchange-Traded Funds

Financial statements (continued)unaudited
Statements of operations for the six months ended November 30, 2024 (continued)(dollars in thousands)

	Global Equity ETF[1]	Global Growth Equity ETF	Growth ETF	International Core Equity ETF[1]
Investment income:
Income (net of non-U.S. taxes2):
Dividends:
Unaffiliated issuers	$297	$23,429	$25,386	$350
Affiliated issuers	47	1,705	2,319	30
	344	25,134	27,705	380
Fees and expenses:
Investment advisory services	113	9,939	13,806	98
Net investment income	231	15,195	13,899	282
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)[2] on:
Investments in:
Unaffiliated issuers	(941)	(92,517)	(78,990)	(963)
Affiliated issuers	— [3]	(11)	6	— [3]
In-kind redemptions	—	85,150	193,729	236
Currency transactions	(1)	(401)	21	2
	(942)	(7,779)	114,766	(725)
Net unrealized appreciation (depreciation)[2] on:
Investments in:
Unaffiliated issuers	3,110	161,530	1,196,092	(698)
Affiliated issuers	— [3]	(15)	(7)	— [3]
Currency translations	(1)	(33)	3	(1)
	3,109	161,482	1,196,088	(699)
Net realized gain (loss) and unrealized appreciation (depreciation)	2,167	153,703	1,310,854	(1,424)
Net increase (decrease) in net assets resulting from operations	$2,398	$168,898	$1,324,753	$(1,142)

Refer to the end of the statements of operations for footnotes.
Refer to the notes to financial statements.

Capital Group Equity Exchange-Traded Funds	41

Financial statements (continued)unaudited
Statements of operations for the six months ended November 30, 2024 (continued)(dollars in thousands)

	International Equity ETF	International Focus Equity ETF	New Geography Equity ETF[1]
Investment income:
Income (net of non-U.S. taxes2):
Dividends:
Unaffiliated issuers	$1,138	$20,501	$278
Affiliated issuers	229	2,165	46
	1,367	22,666	324
Fees and expenses:
Investment advisory services	547	7,859	155
Net investment income	820	14,807	169
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)[2] on:
Investments in:
Unaffiliated issuers	(4,875)	(55,833)	(965)
Affiliated issuers	(1)	(6)	— [3]
In-kind redemptions	—	36,218	—
Currency transactions	6	(223)	(5)
	(4,870)	(19,844)	(970)
Net unrealized appreciation (depreciation)[2] on:
Investments in:
Unaffiliated issuers	(434)	18,948	(38)
Affiliated issuers	— [3]	3	— [3]
Currency translations	(5)	(47)	(1)
	(439)	18,904	(39)
Net realized gain (loss) and unrealized appreciation (depreciation)	(5,309)	(940)	(1,009)
Net increase (decrease) in net assets resulting from operations	$(4,489)	$13,867	$(840)

[1]	For the period June 25, 2024, commencement of operations, through November 30, 2024.
[2]	Additional information related to non-U.S. taxes, if any, is included in the notes to financial statements.
[3]	Amount less than one thousand.

Refer to the notes to financial statements.

42	Capital Group Equity Exchange-Traded Funds

Financial statements (continued)
Statements of changes in net assets(dollars in thousands)

	Conservative Equity ETF	Core Equity ETF		Dividend Growers ETF
	Period ended	Six months ended	Year ended	Six months ended	Year ended
	November 30, 2024[1,2]	November 30, 2024[2]	May 31, 2024	November 30, 2024[2]	May 31, 2024[3]
Operations:
Net investment income	$556	$20,307	$22,535	$10,916	$4,386
Net realized gain (loss)	(404)	173,671	38,564	(9,943)	(1,379)
Net unrealized appreciation (depreciation)	7,540	265,047	380,344	69,436	21,632
Net increase (decrease) in net assets resulting from operations	7,692	459,025	441,443	70,409	24,639
Distributions paid to shareholders	(216)	(17,326)	(19,401)	(8,133)	(1,553)
Net capital share transactions	133,490	992,100	1,403,364	957,485	334,122
Total increase (decrease) in net assets	140,966	1,433,799	1,825,406	1,019,761	357,208
Net assets:
Beginning of period	—	2,718,321	892,915	357,208	—
End of period	$140,966	$4,152,120	$2,718,321	$1,376,969	$357,208

	Dividend Value ETF		Global Equity ETF	Global Growth Equity ETF
	Six months ended	Year ended	Period ended	Six months ended	Year ended
	November 30, 2024[2]	May 31, 2024	November 30, 2024[1,2]	November 30, 2024[2]	May 31, 2024
Operations:
Net investment income	$88,341	$96,024	$231	$15,195	$26,307
Net realized gain (loss)	494,510	218,645	(942)	(7,779)	163,424
Net unrealized appreciation (depreciation)	706,841	1,034,031	3,109	161,482	398,142
Net increase (decrease) in net assets resulting from operations	1,289,692	1,348,700	2,398	168,898	587,873
Distributions paid to shareholders	(80,036)	(76,658)	—	(25,053)	(16,124)
Net capital share transactions	2,879,773	4,781,929	72,384	1,026,379	1,402,331
Total increase (decrease) in net assets	4,089,429	6,053,971	74,782	1,170,224	1,974,080
Net assets:
Beginning of period	8,245,624	2,191,653	—	3,596,091	1,622,011
End of period	$12,335,053	$8,245,624	$74,782	$4,766,315	$3,596,091

Refer to the end of the statements of changes in net assets for footnotes.
Refer to the notes to financial statements.

Capital Group Equity Exchange-Traded Funds	43

Financial statements (continued)
Statements of changes in net assets (continued)(dollars in thousands)

	Growth ETF		International Core Equity ETF	International Equity ETF
	Six months ended	Year ended	Period ended	Six months ended	Year ended
	November 30, 2024[2]	May 31, 2024	November 30, 2024[1,2]	November 30, 2024[2]	May 31, 2024[3]
Operations:
Net investment income	$13,899	$16,032	$282	$820	$1,475
Net realized gain (loss)	114,766	206,378	(725)	(4,870)	(949)
Net unrealized appreciation (depreciation)	1,196,088	851,454	(699)	(439)	10,572
Net increase (decrease) in net assets resulting from operations	1,324,753	1,073,864	(1,142)	(4,489)	11,098
Distributions paid to shareholders	(10,581)	(13,239)	(106)	(1,410)	(95)
Net capital share transactions	1,888,293	2,603,543	55,664	129,203	132,263
Total increase (decrease) in net assets	3,202,465	3,664,168	54,416	123,304	143,266
Net assets:
Beginning of period	5,728,288	2,064,120	—	143,266	—
End of period	$8,930,753	$5,728,288	$54,416	$266,570	$143,266

	International Focus Equity ETF		New Geography Equity ETF
	Six months ended	Year ended	Period ended
	November 30, 2024[2]	May 31, 2024	November 30, 2024[1,2]
Operations:
Net investment income	$14,807	$23,173	$169
Net realized gain (loss)	(19,844)	(5,578)	(970)
Net unrealized appreciation (depreciation)	18,904	291,506	(39)
Net increase (decrease) in net assets resulting from operations	13,867	309,101	(840)
Distributions paid to shareholders	(16,091)	(16,300)	—
Net capital share transactions	587,279	988,517	91,340
Total increase (decrease) in net assets	585,055	1,281,318	90,500
Net assets:
Beginning of period	2,579,248	1,297,930	—
End of period	$3,164,303	$2,579,248	$90,500

[1]	For the period June 25, 2024, commencement of operations, through November 30, 2024.
[2]	Unaudited.
[3]	For the period September 26, 2023, commencement of operations, through May 31, 2024.
Refer to the notes to financial statements.

44	Capital Group Equity Exchange-Traded Funds

Notes to financial statementsunaudited
1.  Organization

Capital Group Conservative Equity ETF ("Conservative Equity ETF"), Capital Group Core Equity ETF (“Core Equity ETF”), Capital Group Dividend Growers ETF (“Dividend Growers ETF”), Capital Group Dividend Value ETF (“Dividend Value ETF”), Capital Group Global Equity ETF (“Global Equity ETF”), Capital Group Global Growth Equity ETF (“Global Growth Equity ETF”), Capital Group Growth ETF (“Growth ETF”), Capital Group International Core Equity ETF (“International Core Equity ETF”), Capital Group International Equity ETF (“International Equity ETF”), Capital Group International Focus Equity ETF (“International Focus Equity ETF”), and Capital Group New Geography Equity ETF (“New Geography Equity ETF") (each a “fund”, or collectively the “funds”) each operate as an exchange-traded fund and are registered under the Investment Company Act of 1940, as amended, as open-end, nondiversified management investment companies.
The funds’ investment objectives are as follows:
Conservative Equity ETF – To strive for the balanced accomplishment of three objectives: current income, growth of capital and conservation of principal.
Core Equity ETF – To achieve long-term growth of capital and income.
Dividend Growers ETF – To provide long-term total returns.
Dividend Value ETF – To produce income exceeding the average yield on U.S. stocks generally and provide an opportunity for growth of principal consistent with sound common stock investing.
Global Equity ETF – To provide prudent growth of capital and conservation of principal.
Global Growth Equity ETF – To provide long-term growth of capital.
Growth ETF – To provide growth of capital.
International Core Equity ETF – To provide long-term growth of capital while providing current income.
International Equity ETF – To provide prudent growth of capital and conservation of principal.
International Focus Equity ETF – To provide long-term growth of capital.
New Geography Equity ETF – To provide long-term capital appreciation.
2.  Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the funds’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

Capital Group Equity Exchange-Traded Funds	45

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in each fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3.  Valuation

Capital Research and Management Company (“CRMC”), the funds’ investment adviser, values each fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share of each fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The funds’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the funds’ investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

46	Capital Group Equity Exchange-Traded Funds

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the funds’ investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the funds’ investment adviser and approved by each fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — Each fund’s board of trustees has designated the funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. Each fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

Capital Group Equity Exchange-Traded Funds	47

Classifications — The funds’ investment adviser classifies each fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of November 30, 2024 (dollars in thousands):
Conservative Equity ETF
At November 30, 2024, all of the fund’s investment securities were classified as Level 1.
Core Equity ETF
At November 30, 2024, all of the fund’s investment securities were classified as Level 1.
Dividend Growers ETF
At November 30, 2024, all of the fund’s investment securities were classified as Level 1.
Dividend Value ETF
At November 30, 2024, all of the fund’s investment securities were classified as Level 1.
Global Equity ETF
At November 30, 2024, all of the fund’s investment securities were classified as Level 1.
Global Growth Equity ETF
At November 30, 2024, all of the fund’s investment securities were classified as Level 1.
Growth ETF
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$2,130,072	$—	$—	$2,130,072
Communication services	1,689,783	—	—	1,689,783
Consumer discretionary	1,266,229	—	—	1,266,229
Health care	1,151,220	—	—	1,151,220
Industrials	1,029,501	—	—	1,029,501
Financials	781,572	—	—	781,572
Energy	275,772	—	—	275,772
Consumer staples	159,677	—	—	159,677
Materials	122,362	—	—	122,362
Utilities	81,731	—	—	81,731
Real estate	62,628	—	—	62,628
Rights & warrants	—	—	— *	— *
Short-term securities	175,163	—	—	175,163
Total	$8,925,710	$—	$— *	$8,925,710

*	Amount less than one thousand.

48	Capital Group Equity Exchange-Traded Funds

International Core Equity ETF
At November 30, 2024, all of the fund’s investment securities were classified as Level 1.
International Equity ETF
At November 30, 2024, all of the fund’s investment securities were classified as Level 1.
International Focus Equity ETF
At November 30, 2024, all of the fund’s investment securities were classified as Level 1.
New Geography Equity ETF
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$16,603	$—	$—	$16,603
Information technology	14,325	180	—	14,505
Consumer discretionary	11,505	—	—	11,505
Industrials	9,763	—	—	9,763
Communication services	8,644	—	—	8,644
Health care	8,604	—	—	8,604
Consumer staples	6,081	—	—	6,081
Materials	5,260	—	—	5,260
Energy	2,342	—	—	2,342
Real estate	1,789	—	—	1,789
Utilities	577	—	—	577
Preferred securities	364	—	—	364
Short-term securities	4,559	—	—	4,559
Total	$90,416	$180	$—	$90,596
4.  Risk factors

Investing in each fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks and other securities held by a fund may decline due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Events (including public health emergencies, such as the spread of infectious disease), bank failures and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks) may involve larger price swings and greater potential for loss than other types of investments.

Capital Group Equity Exchange-Traded Funds	49

Investing in income-oriented stocks — The value of a fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S. may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio.
Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy in a manner that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Investing in developing countries — Investing in developing countries may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy in a manner that could adversely affect the prices of securities. Information regarding issuers in developing countries may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in developed countries are subject. The fund’s rights with respect to its investments in developing countries, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, developing countries are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

50	Capital Group Equity Exchange-Traded Funds

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.
Market trading — Each fund’s shares are listed for trading on an exchange and are bought and sold on the secondary market at market prices. The market prices of each fund’s shares are expected to fluctuate, in some cases materially, in response to changes in the fund’s net asset value (“NAV”), the intraday value of each fund’s holdings, and supply and demand for each fund’s shares. The existence of significant market volatility, disruptions to creations and redemptions, or potential lack of an active trading market for fund shares and/or for the holdings of the fund (including through a trading halt), among other factors, may result in the shares of each fund trading significantly above (at a premium) or below (at a discount) to NAV and bid-ask spreads may widen. A bid-ask spread is the “spread” or difference between what investors are willing to pay for fund shares (the “bid” price) and the price at which they are willing to sell fund shares (the “ask” price). If you buy fund shares when their market price is at a premium or sell the fund shares when their market price is at a discount, you may pay more than, or receive less than, NAV, respectively.
Foreign securities held by the funds may be traded in markets that close at a different time than the exchange on which the fund’s shares are listed. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the fund’s exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the fund’s exchange and the corresponding premium or discount to the fund’s NAV may widen.
Authorized participant concentration — Only authorized participants may engage in creation or redemption transactions directly with each of the funds, and none of them is obligated to do so. Each fund has a limited number of institutions that may act as authorized participants. In addition, to the extent that securities held by each fund are traded outside a collateralized settlement system, authorized participants may be required to post collateral on certain trades on an agency basis (on behalf of other market participants), which only a limited number of authorized participants may be able to do. If authorized participants exit the business or are unable to or elect not to engage in creation or redemption transactions, and no other authorized participant engages in such function, fund shares may trade at a premium or discount to the fund’s net asset value and/or at wider intraday bid-ask spreads and possibly face trading halts or delisting.
Nondiversification — As nondiversified funds, each fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if each fund were invested in a larger number of issuers. Each fund’s share price can be expected to fluctuate more than might be the case if each fund were more broadly diversified.
Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Capital Group Equity Exchange-Traded Funds	51

5.  Certain investment techniques

Securities lending — Some of the funds have entered into securities lending transactions in which the funds earn income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under the securities lending agreement with the lending agent. The lending agent facilitates the exchange of securities between the lender and the borrower, generally provides protection from borrower default, marks to market the value of collateral daily, secures additional collateral from the borrower if it falls below preset terms, and may reinvest the collateral on behalf of the fund according to agreed parameters. The lending agent has indemnified the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if the borrower fails to return the securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote on proposals affecting them. The borrower is obligated to return the loaned security at the conclusion of the loan or, during the pendency of the loan, on demand from the fund.
The following table presents the value of the securities on loan, the type and value of collateral received and the value of the investment securities purchased, if any, from the cash collateral received by each fund (dollars in thousands):
		Collateral received
Funds	Value of investment securities on loan	Cash	U.S. government securities	Value of investment securities purchased
Capital Group Growth ETF	$25,173	$25,702	—	$23,132
Investment securities purchased from cash collateral are disclosed in the investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of collateral received under the securities lending agreement is classified as overnight and continuous.

52	Capital Group Equity Exchange-Traded Funds

6.  Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended November 30, 2024, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.
Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the funds may file for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the six months ended November 30, 2024, Global Growth Equity ETF recognized $57,000 in EU reclaims (net of fees and the effect of realized gain or loss from currency translations) related to European court rulings, which is included in dividend income in the fund’s statement of operations. For U.S. income tax purposes, EU reclaims received by the fund reduce the amount of foreign taxes that a fund may pass through to its shareholders to be utilized as tax deductions or credit on their income tax returns. If the fund receives EU reclaims and either does not pass through foreign taxes in the current year or EU reclaims received exceed foreign taxes for the year, and the fund previously passed through the refunded EU taxes to its shareholders, the fund will enter into a closing agreement with the Internal Revenue Service (“IRS”) in order to satisfy potential tax liability. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The funds generally record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; net capital losses; non-U.S. taxes on capital gains and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Capital Group Equity Exchange-Traded Funds	53

Additional tax basis disclosures for each fund as of November 30, 2024, were as follows (dollars in thousands):
	Conservative Equity ETF	Core Equity ETF	Dividend Growers ETF	Dividend Value ETF
As of May 31, 2024
Undistributed ordinary income	$—	$5,472	$2,818	$26,709
Capital loss carryforward*	—	(59,969)	(3,940)	(193,041)
As of November 30, 2024
Gross unrealized appreciation on investments	8,523	724,300	124,572	1,987,859
Gross unrealized depreciation on investments	(997)	(13,867)	(34,117)	(93,781)
Net unrealized appreciation (depreciation) on investments	7,526	710,433	90,455	1,894,078
Cost of investments	133,243	3,441,984	1,284,490	10,433,701

	Global Equity ETF	Global Growth Equity ETF	Growth ETF	International Core Equity ETF
As of May 31, 2024
Undistributed ordinary income	$—	$10,569	$743	$—
Capital loss carryforward*	—	(128,789)	(199,903)	—
As of November 30, 2024
Gross unrealized appreciation on investments	5,524	800,122	2,342,892	2,077
Gross unrealized depreciation on investments	(2,448)	(92,687)	(66,792)	(2,966)
Net unrealized appreciation (depreciation) on investments	3,076	707,435	2,276,100	(889)
Cost of investments	71,624	4,053,439	6,649,610	55,192

	International Equity ETF	International Focus Equity ETF	New Geography Equity ETF
As of May 31, 2024
Undistributed ordinary income	$1,379	$13,512	$—
Capital loss carryforward*	(1,639)	(151,829)	—
As of November 30, 2024
Gross unrealized appreciation on investments	21,006	469,333	3,536
Gross unrealized depreciation on investments	(10,935)	(79,016)	(3,798)
Net unrealized appreciation (depreciation) on investments	10,071	390,317	(262)
Cost of investments	256,142	2,765,120	90,858

*
Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in future years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.

No distributions were paid to shareholders of the Global Equity ETF and New Geography ETF during the period June 25, 2024, commencement of operations, through November 30, 2024. Distributions paid by all other funds were characterized for tax purposes as follows (dollars in thousands):
	Six months ended November 30, 2024		Year ended May 31, 2024
Fund	Ordinary income	Total distributions paid	Ordinary income	Total distributions paid
Conservative Equity ETF	$216 †	$216 †	$—	$—
Core Equity ETF	17,326	17,326	19,401	19,401
Dividend Growers ETF	8,133	8,133	1,553 *	1,553 *
Dividend Value ETF	80,036	80,036	76,658	76,658
Global Growth Equity ETF	25,053	25,053	16,124	16,124
Growth ETF	10,581	10,581	13,239	13,239
International Core Equity ETF	106 †	106 †	—	—
International Equity ETF	1,410	1,410	95 *	95 *
International Focus Equity ETF	16,091	16,091	16,300	16,300

†	For the period June 25, 2024, commencement of operations, through November 30, 2024.
*	For the period September 26, 2023, commencement of operations, through May 31, 2024.

54	Capital Group Equity Exchange-Traded Funds

7.  Fees and transactions

CRMC, the funds’ investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the funds’ shares. CRMC and CCG are considered related parties to the funds.
Investment advisory services – Each fund has an investment advisory and service agreement with CRMC that provides for monthly fees, accrued daily. These fees are based on an annual rate of daily net assets as follows:
Fund	Annual rate
Conservative Equity ETF	0.33%
Core Equity ETF	0.33
Dividend Growers ETF	0.47
Dividend Value ETF	0.33
Global Equity ETF	0.47
Global Growth Equity ETF	0.47
Growth ETF	0.39
International Core Equity ETF	0.54
International Equity ETF	0.54
International Focus Equity ETF	0.54
New Geography Equity ETF	0.64
Under the terms of the agreements, in addition to providing investment advisory services, the investment adviser and its affiliates provide certain administrative services to help assist third parties providing non-distribution services to the funds’ shareholders. These services include providing in-depth information on each fund and market developments that impact each fund’s investments. The agreement provides that the investment adviser will pay all ordinary operating expenses of each fund other than management fees, interest expenses, taxes, acquired fund fees and expenses, costs of holding shareholder meetings, legal fees and expenses relating to arbitration or litigation, payments under each fund’s plan of distribution (if any) and other non-routine or extraordinary expenses. Additionally, each fund will be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable.
Transfer agency and administration services – Each fund has entered into a transfer agency and service agreement and an administration agreement with State Street Bank and Trust Company (“State Street”). Under the terms of the transfer agency agreement, State Street (or an agent, including an affiliate) acts as transfer agent and dividend disbursing agent for each fund. Under the terms of the administration agreement, State Street provides necessary administrative, legal, tax and accounting, regulatory and financial reporting services for the maintenance and operations of each fund. The investment adviser bears the costs of services under these agreements.
Affiliated officers and trustees – Officers and certain trustees of each fund are or may be considered to be affiliated with CRMC and CCG. No affiliated officers or trustees received any compensation directly from any of the funds.
Investment in CCF — Each fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for each fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC. CCF shares are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — Each fund may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by each fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

Capital Group Equity Exchange-Traded Funds	55

The following table presents purchase and sale transactions between each fund and related funds, and net realized gain or loss from such sales, if any, as of November 30, 2024 (dollars in thousands):
Fund	Purchases	Sales	Net realized loss
Core Equity ETF	$16,945	$3,888	$(153)
Dividend Value ETF	199,281	33,352	(1,766)
Global Growth Equity ETF	43,622	769	(50)
Growth ETF	50,159	4,501	(41)
International Focus Equity ETF	6,397	3,429	(623)
Interfund lending — Pursuant to an exemptive order issued by the SEC, the funds, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. None of the funds lent or borrowed cash through the interfund lending program at any time during the period ended November 30, 2024.
8.  Indemnifications

Each fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, each fund may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against each fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to each fund’s board members and officers.
9.  Capital share transactions

Each fund issues and redeems shares at NAV only with certain authorized participants in large increments known as creation units. Purchases of creation units are made by tendering a basket of designated securities and cash to a fund, and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per creation unit on the transaction date. The funds may issue creation units to authorized participants in advance of the delivery and settlement of all or a portion of the designated securities. When this occurs, the authorized participant provides cash collateral in an amount equal to 105% of the daily marked to market value of the securities that have not yet been delivered to the fund. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. Realized gains or losses resulting from redemptions of shares in-kind, if any, are reflected separately in each fund’s statement of operations.
Each fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming creation units of a fund. The transaction fee is used to defray the costs associated with the issuance and redemption of creation units. In addition, for cash creation unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the authorized participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in each fund’s statement of changes in net assets.
Capital share transactions in each fund were as follows (dollars and shares in thousands):
Conservative Equity ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
For the period June 25, 2024*, through November 30, 2024
$134,553	5,104	$—	—	$(1,063)	(40)	$133,490	5,064
See end of tables for footnote.

56	Capital Group Equity Exchange-Traded Funds

Core Equity ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended November 30, 2024
$1,664,538	50,380	$—	—	$(672,438)	(20,620)	$992,100	29,760
Year ended May 31, 2024
$1,633,019	58,400	$—	—	$(229,655)	(8,000)	$1,403,364	50,400
Dividend Growers ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended November 30, 2024
$1,015,655	34,600	$—	—	$(58,170)	(1,960)	$957,485	32,640
For the period September 26, 2023*, through May 31, 2024
$349,622	13,004	$—	—	$(15,500)	(560)	$334,122	12,444
Dividend Value ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended November 30, 2024
$4,586,510	131,200	$—	—	$(1,706,737)	(49,040)	$2,879,773	82,160
Year ended May 31, 2024
$5,931,039	203,560	$—	—	$(1,149,110)	(38,620)	$4,781,929	164,940
Global Equity ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
For the period June 25, 2024*, through November 30, 2024
$72,384	2,844	$—	—	$—	—	$72,384	2,844
Global Growth Equity ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended November 30, 2024
$1,317,622	44,720	$—	—	$(291,243)	(9,840)	$1,026,379	34,880
Year ended May 31, 2024
$2,247,291	86,560	$—	—	$(844,960)	(32,480)	$1,402,331	54,080
Growth ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended November 30, 2024
$2,301,469	67,160	$—	—	$(413,176)	(11,860)	$1,888,293	55,300
Year ended May 31, 2024
$3,487,718	123,180	$—	—	$(884,175)	(29,980)	$2,603,543	93,200
See end of tables for footnote.

Capital Group Equity Exchange-Traded Funds	57

International Core Equity ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
For the period June 25, 2024*, through November 30, 2024
$61,542	2,444	$—	—	$(5,878)	(240)	$55,664	2,204
International Equity ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended November 30, 2024
$129,203	4,440	$—	—	$—	—	$129,203	4,440
For the period September 26, 2023*, through May 31, 2024
$136,858	5,084	$—	—	$(4,595)	(160)	$132,263	4,924
International Focus Equity ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended November 30, 2024
$712,046	27,360	$—	—	$(124,767)	(4,800)	$587,279	22,560
Year ended May 31, 2024
$1,336,817	55,800	$—	—	$(348,300)	(14,280)	$988,517	41,520
New Geography Equity ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
For the period June 25, 2024*, through November 30, 2024
$91,340	3,604	$—	—	$—	—	$91,340	3,604

*	Commencement of operations.

58	Capital Group Equity Exchange-Traded Funds

10.  Investment transactions

The following table presents purchases and sales of investments, excluding in-kind transactions, short-term securities and U.S. government obligations, if any, during the six months ended November 30, 2024 (dollars in thousands):
Fund	Purchases	Sales
Conservative Equity ETF	$8,365	$5,697
Core Equity ETF	1,183,526	514,278
Dividend Growers ETF	283,800	157,600
Dividend Value ETF	2,325,084	715,168
Global Equity ETF	10,842	9,055
Global Growth Equity ETF	782,134	506,365
Growth ETF	959,506	529,833
International Core Equity ETF	20,168	10,682
International Equity ETF	40,066	31,231
International Focus Equity ETF	738,797	514,508
New Geography Equity ETF	40,954	12,320
The following table presents the value of securities received and delivered in-kind from the authorized participants to support creation and redemption transactions, if any, during the six months ended November 30, 2024 (dollars in thousands):
Fund	In-kind creations	In-kind redemptions
Conservative Equity ETF	$127,153	$1,081
Core Equity ETF	993,605	647,705
Dividend Growers ETF	868,592	60,090
Dividend Value ETF	2,775,723	1,714,560
Global Equity ETF	68,010	—
Global Growth Equity ETF	970,212	289,749
Growth ETF	1,829,958	411,513
International Core Equity ETF	48,961	4,657
International Equity ETF	115,613	—
International Focus Equity ETF	424,239	122,880
New Geography Equity ETF	58,394	—
The following table presents additional information for each fund for the six months ended November 30, 2024 (dollars in thousands):
Fund	Non-U.S. taxes paid on dividend income	Non-U.S. taxes paid on realized gains	Non-U.S. taxes provided on unrealized appreciation
Conservative Equity ETF	$4	$—	$—
Core Equity ETF	282	—	—
Dividend Growers ETF	356	—	—
Dividend Value ETF	1,483	—	—
Global Equity ETF	12	—	—
Global Growth Equity ETF	1,197	78	840
Growth ETF	561	—	—
International Core Equity ETF	33	—	—
International Equity ETF	92	—	—
International Focus Equity ETF	1,874	523	6,596
New Geography Equity ETF	24	11	—

Capital Group Equity Exchange-Traded Funds	59

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[2]	Ratio of net income (loss) to average net assets
Conservative Equity ETF
11/30/2024[3,4,5]	$24.93	$.21	$2.78	$2.99	$(.08 )	$—	$(.08 )	$27.84	12.01%[6]	$141	.33%[7]	1.86%[7]
Core Equity ETF
11/30/2024[3,5]	$31.21	$.20	$4.29	$4.49	$(.17 )	$—	$(.17 )	$35.53	14.43%[6]	$4,152	.33%[7]	1.18%[7]
5/31/2024	24.33	.38	6.84	7.22	(.34 )	—	(.34 )	31.21	29.90	2,718.33		1.34
5/31/2023	23.72	.39	.52	.91	(.30 )	—	(.30 )	24.33	3.96	893.33		1.70
5/31/2022[3,8]	24.63	.08	(.96 )	(.88 )	(.03 )	—	(.03 )	23.72	(3.59)[6]	164	.09 [6]	.34 [6]
Dividend Growers ETF
11/30/2024[3,5]	$28.71	$.33	$1.86	$2.19	$(.36 )	$—	$(.36 )	$30.54	7.68%[6]	$1,377	.47%[7]	2.21%[7]
5/31/2024[3,9]	24.76	.68	3.49	4.17	(.22 )	—	(.22 )	28.71	16.86 [6]	357	.47 [7]	3.73 [7]
Dividend Value ETF
11/30/2024[3,5]	$32.82	$.30	$4.16	$4.46	$(.28 )	$—	$(.28 )	$37.00	13.64%[6]	$12,335	.33%[7]	1.72%[7]
5/31/2024	25.39	.59	7.34	7.93	(.50 )	—	(.50 )	32.82	31.48	8,246.33		1.99
5/31/2023	24.57	.52	.68	1.20	(.38 )	—	(.38 )	25.39	5.12	2,192.33		2.16
5/31/2022[3,8]	24.71	.10	(.21 )	(.11 )	(.03 )	—	(.03 )	24.57	(.46 )[6]	301	.09 [6]	.41 [6]
Global Equity ETF
11/30/2024[3,4,5]	$25.04	$.10	$1.15	$1.25	$—	$—	$—	$26.29	4.99%[6]	$75	.47%[7]	.96%[7]
Global Growth Equity ETF
11/30/2024[3,5]	$29.02	$.11	$1.08	$1.19	$(.20 )	$—	$(.20 )	$30.01	4.10%[6]	$4,766	.47%[7]	.72%[7]
5/31/2024	23.22	.28	5.72	6.00	(.20 )	—	(.20 )	29.02	25.97	3,596.47		1.08
5/31/2023	21.67	.28	1.39	1.67	(.12 )	—	(.12 )	23.22	7.80	1,622.47		1.27
5/31/2022[3,8]	24.47	.08	(2.88)	(2.80)	—	—	—	21.67	(11.44)[6]	220	.13 [6]	.38 [6]
Growth ETF
11/30/2024[3,5]	$31.57	$.07	$6.14	$6.21	$(.06 )	$—	$(.06 )	$37.72	19.69%[6]	$8,931	.39%[7]	.39%[7]
5/31/2024	23.39	.12	8.17	8.29	(.11 )	—	(.11 )	31.57	35.55	5,728.39		.44
5/31/2023	22.28	.13	1.05	1.18	(.07 )	—	(.07 )	23.39	5.33	2,064.39		.62
5/31/2022[3,8]	24.40	.03	(2.15)	(2.12)	—	—	—	22.28	(8.69)[6]	285	.10 [6]	.13 [6]
International Core Equity ETF
11/30/2024[3,4,5]	$25.06	$.16	$(.47 )	$(.31 )	$(.06 )	$—	$(.06 )	$24.69	(1.25)%[6]	$54	.54%[7]	1.56%[7]
International Equity ETF
11/30/2024[3,5]	$29.10	$.12	$(.48 )	$(.36 )	$(.27 )	$—	$(.27 )	$28.47	(1.24)%[6]	$267	.54%[7]	.81%[7]
5/31/2024[3,9]	24.82	.51	3.82	4.33	(.05 )	—	(.05 )	29.10	17.47 [6]	143	.54 [7]	2.77 [7]
International Focus Equity ETF
11/30/2024[3,5]	$25.97	$.13	$.01	$.14	$(.15 )	$—	$(.15 )	$25.96	.56%[6]	$3,164	.54%[7]	1.02%[7]
5/31/2024	22.45	.30	3.46	3.76	(.24 )	—	(.24 )	25.97	16.85	2,579.54		1.26
5/31/2023	22.82	.38	(.55 )	(.17 )	(.20 )	—	(.20 )	22.45	(.68 )	1,298.54		1.74
5/31/2022[3,8]	24.51	.24	(1.93)	(1.69)	—	—	—	22.82	(6.90)[6]	188	.14 [6]	1.07 [6]
New Geography Equity ETF
11/30/2024[3,4,5]	$25.04	$.07	$—	$.07	$—	$—	$—	$25.11	.28%[6]	$91	.64%[7]	.70%[7]
Refer to the end of the tables for footnotes.

60	Capital Group Equity Exchange-Traded Funds

Financial highlights (continued)

Portfolio turnover rate[10]	Six months ended November 30, 2024[3,5,6]	Year ended May 31, 2024	Year ended May 31, 2023	Period ended May 31, 2022[3,6,8]
Conservative Equity ETF	8%[4]
Core Equity ETF	15	22	34	8
Dividend Growers ETF	17	20 [3,6,9]
Dividend Value ETF	7	25	30	3
Global Equity ETF	18 [4]
Global Growth Equity ETF	12	31	39	17
Growth ETF	8	22	33	9
International Core Equity ETF	27 [4]
International Equity ETF	16	23 [3,6,9]
International Focus Equity ETF	18	36	43	21
New Geography Equity ETF	23 [4]

[1]	Based on average shares outstanding.
[2]	Ratios do not include expenses of any Central Funds. Each fund indirectly bears its proportionate share of the expenses of any Central Funds.
[3]	Based on operations for a period that is less than a full year.
[4]	For the period June 25, 2024, commencement of operations, through November 30, 2024.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	For the period February 22, 2022, commencement of operations, through May 31, 2022.
[9]	For the period September 26, 2023, commencement of operations, through May 31, 2024.
[10]	Rates do not include each fund’s portfolio activity with respect to any Central Funds.
Refer to the notes to financial statements.

Capital Group Equity Exchange-Traded Funds	61

Changes in and disagreements with accountants

Not applicable
Matters submitted for shareholder vote

Not applicable
Remuneration paid to directors, officers and others

Trustee compensation is paid by the investment adviser pursuant to the Investment Advisory and Service Agreement.

62	Capital Group Equity Exchange-Traded Funds

Approval of Investment Advisory and Service Agreement

The boards of Capital Group Growth ETF, Capital Group Global Growth Equity ETF, Capital Group International Focus Equity ETF, Capital Group International Equity ETF, Capital Group Core Equity ETF, Capital Group Dividend Value ETF and Capital Group Dividend Growers ETF have approved the continuation of each fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through July 31, 2025. The board approved the agreement following the recommendation of each fund’s Contracts Committee (the “committee”), which is composed of all of each fund’s independent board members. The board and the committee determined in the exercise of their business judgment that each fund’s contractual fee rate was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC in addition to information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative services provided by CRMC to each fund under the agreement and other agreements. The board and the committee considered the risks assumed by CRMC in providing services to each fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of each fund in light of its objective and strategy. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including the fund’s lifetime) through December 31, 2023 while recognizing the fund’s short operational history. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment operations and results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s continued management should benefit each fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds, noting that each fund has a unitary fee structure. They observed that each fund’s advisory fees and expenses generally compared favorably to those of other similar active exchange-traded funds and institutional share classes for comparable open-end funds included in the applicable Lipper categories. The board and the committee also reviewed information regarding the effective advisory fees charged to other funds and accounts managed by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising each fund and the other clients. The board and the committee concluded that each fund’s contractual fee rate was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by each fund.

Capital Group Equity Exchange-Traded Funds	63

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with each fund and other funds it sponsors, including fees for administrative services; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of each fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the fees paid to CRMC by each fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to its U.S. registered fund business, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the registered fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered that shareholders benefited from the unitary fee structure because expenses were limited. The board and the committee also considered the fact that increases in assets would not lead to fee decreases, even if economies of scale are achieved, because the unitary fee structure does not contain breakpoints. The board and the committee concluded that each fund’s contractual fee rate reflected a reasonable sharing of benefits between CRMC and each fund’s shareholders.

64	Capital Group Equity Exchange-Traded Funds

Approval of Investment Advisory and Service Agreement

The boards of Capital Group Conservative Equity ETF, Capital Group Global Equity ETF, Capital Group International Core Equity ETF and Capital Group New Geography Equity ETF (the “board”), including a majority of its independent board members, have approved each fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an initial term through July 31, 2025. The board determined in the exercise of its business judgment that each fund’s contractual fee rate was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.
In reaching this decision, the board took into account information prepared specifically in connection with their review of the agreement and information otherwise provided in the meeting material, as well as information previously provided to them in their capacity as board members of other investment companies managed by CRMC, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets will be managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board also considered the nature, extent and quality of administrative services to be provided by CRMC to each fund under the agreement and other agreements. The board considered the risks assumed by CRMC in providing services to each fund, including operational, business, financial, reputational, regulatory and litigation risks. The board concluded that the nature, extent and quality of the services to be provided by CRMC should benefit each fund and its shareholders.
2. Investment results
The board considered the manner in which CRMC proposed to manage each fund in light of its objective and strategy. They also considered the proposed investment policies and restrictions on each fund, and CRMC’s experience in managing similar strategies. On the basis of this evaluation and the board’s plan to undertake ongoing review of investment operations and results, the board concluded that CRMC’s management should benefit each fund and its shareholders.
3. Advisory fees and total expenses
The board reviewed the proposed unitary fee structure and considered that CRMC would be, with certain exceptions, responsible for the operating expenses of each fund. The board considered the contractual fee rate that will be paid by each fund to CRMC and compared the estimated expense ratio of each fund to the expense ratios of other relevant funds. The board concluded that the proposed contractual fee rate was fair and reasonable in relation to the services that CRMC proposed to provide, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders would likely receive reasonable value in return for the fees paid to CRMC by each fund.
4. Ancillary benefits
The board considered a variety of other benefits that CRMC and its affiliates could receive as a result of CRMC’s proposed relationship with each fund and other funds it sponsors, including fees for administrative services and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board considered CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of each fund to facilitate payments to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed to each fund by CRMC. The board took these ancillary benefits into account in evaluating the reasonableness of the fees payable to CRMC by each fund under the agreement.

Capital Group Equity Exchange-Traded Funds	65

5. Adviser financial information
The board considered CRMC’s commitment to providing to each fund the necessary resources, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. The board noted the competitiveness and cyclicality of both the registered fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. The board further considered that shareholders would benefit from the unitary fee structure because expenses would be limited even when each fund was new and not achieving economies of scale. The board also considered the fact that increases in assets would not lead to fee decreases, even if economies of scale are achieved, because the unitary fee structure does not contain breakpoints, and that they would have the opportunity to further review the appropriateness of the fees payable to CRMC under the agreement experienced in the future. The board concluded that each fund’s proposed contractual fee rate reflected a reasonable sharing of benefits between CRMC and each fund’s shareholders.

66	Capital Group Equity Exchange-Traded Funds

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

Not applicable

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Trustee compensation is paid by the investment adviser pursuant to the Investment Advisory and Service Agreement.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form under Approval of Investment Advisory and Service Agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

Not applicable

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital Group Conservative Equity ETF

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: January 31, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: January 31, 2025

By   /s/ Troy S. Tanner

Troy S. Tanner, Treasurer and

Principal Financial Officer

Date: January 31, 2025